                                                       Registration No. 33-42180
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 7

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               GORDON E. MCCUTCHAN
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          ----------------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and Financial Statements.

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/X/ on October 23, 1995 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on (date) pursuant to paragraph (a)(i) of rule (485)
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a) (3) thereof, a non-refundable fee in the amount of $500.00 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22, 1995.

================================================================================

                                    1 of 115

                      SUPPLEMENT DATED OCTOBER 23, 1995 TO
                        PROSPECTUS DATED MAY 1, 1995 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

I. EFFECTIVE OCTOBER 23, 1995, THE FOLLOWING UNDERLYING MUTUAL FUNDS WILL BE AVAILABLE IN THE NATIONWIDE VLI SEPARATE ACCOUNT-2:

             Nationwide Separate Account Trust - Small Company Fund
       Strong Variable Insurance Funds, Inc. - International Stock Fund II

Accordingly, the "Deductions and Charges" section located in the Prospectus is hereby amended to include the following expense information:

------------------------------------------------------------------------------------------------------------------------
                                                  Management Fees          Other Expenses           Total Expenses
------------------------------------------------------------------------------------------------------------------------
NSAT - Small Company Fund                              1.00%                    0.25%                   1.25%
------------------------------------------------------------------------------------------------------------------------
Strong - International Stock Fund II                   1.00%                    1.05%                   2.05%
------------------------------------------------------------------------------------------------------------------------

II. THE "INVESTMENTS OF THE VARIABLE ACCOUNT" SECTION OF THE PROSPECTUS IS ALSO AMENDED TO INCLUDE THE FOLLOWING INFORMATION REGARDING THE MUTUAL
        FUNDS:

NATIONWIDE SEPARATE ACCOUNT TRUST

     Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objective. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-    SMALL COMPANY FUND

Investment Objective: Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.



                                    2 of 115

STRONG VARIABLE INSURANCE FUNDS, INC.

     The Strong Variable Insurance Funds, Inc. is a diversified, open-end management company, commonly called a mutual fund. The Strong Discovery Fund II, Inc. ("Discovery Fund") and Strong International Stock Fund II (the "International Stock Fund II") were incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for each of the Funds.

-    INTERNATIONAL STOCK FUND II

Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

III. THE INFORMATION REGARDING THE STRONG SPECIAL FUND II, INC. WHICH MAY BE FOUND IN THE "INVESTMENTS OF THE VARIABLE ACCOUNT" SECTION OF YOUR PROSPECTUS IS HEREBY AMENDED AS FOLLOWS:

STRONG SPECIAL FUND II, INC.

     The Strong Special Fund II, Inc. ("Special Fund II") is diversified, open-end management company commonly called a mutual fund. The Special Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

-    SPECIAL FUND II

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

IV. THE "PARTIAL SURRENDERS" SECTION OF THE PROSPECTUS IS HEREBY AMENDED BY REPLACING THE SECOND PARAGRAPH WITH THE FOLLOWING:

     When a partial Surrender is made, the Cash Value is reduced by the amount of the Partial Surrender. Under Death Benefit Option 1, the Specified Amount is reduced by the amount of the Partial Surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In such a case, a Partial Surrender will decrease the Specified Amount by the amount by which the Partial Surrender exceeds the difference between the Death Benefit and Specified Amount.

V.      THE SECOND SENTENCE OF THE "INTEREST" SECTION HAS BEEN REPLACED WITH THE
        FOLLOWING:

     The rate is guaranteed never to be lower than 5.1%.

VI. THE END OF THE SECOND PARAGRAPH OF "APPENDIX 2" LOCATED IN THE PROSPECTUS IS HEREBY AMENDED BY ADDING THE FOLLOWING INFORMATION:

     This average annual effective rate does not reflect the management fees of either the Amierican Capital Real Estate Securities Fund, the Fidelity Contrafund Portfolio, the Warburg Pincus International Equity Portfolio, the Warburg Pincus Small Company Portfolio, the Nationwide Small Company Fund or the Strong International Stock Fund II which were added as sub-accounts after April 30, 1995.

                                    3 of 115

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                               CAPTION IN PROSPECTUS
-----------                                                                               ---------------------
 1..............................................................................  Nationwide Life Insurance Company
                                                                                  The Variable Account
 2..............................................................................  Nationwide Life Insurance Company
 3..............................................................................  Custodian of Assets
 4..............................................................................  Distribution of The Policies
 5..............................................................................  The Variable Account
 6..............................................................................  Not Applicable
 7..............................................................................  Not Applicable
 8..............................................................................  Not Applicable
 9..............................................................................  Legal Proceedings
10..............................................................................  Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
11..............................................................................  Investments of The Variable
                                                                                  Account
12..............................................................................  The Variable Account
13..............................................................................  Policy Charges
                                                                                  Reinstatement
14..............................................................................  Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15..............................................................................  Investments of the Variable
                                                                                  Account; Premium Payments
16..............................................................................  Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17..............................................................................  Surrendering The Policy for Cash
18..............................................................................  Reinvestment
19..............................................................................  Not Applicable
20..............................................................................  Not Applicable
21..............................................................................  Policy Loans
22..............................................................................  Not Applicable
23..............................................................................  Not Applicable
24..............................................................................  Not Applicable
25..............................................................................  Nationwide Life Insurance Company
26..............................................................................  Not Applicable
27..............................................................................  Nationwide Life Insurance Company
28..............................................................................  Company Management
29..............................................................................  Company Management
30..............................................................................  Not Applicable
31..............................................................................  Not Applicable
32..............................................................................  Not Applicable
33..............................................................................  Not Applicable
34..............................................................................  Not Applicable
35..............................................................................  Nationwide Life Insurance Company
36..............................................................................  Not Applicable
37..............................................................................  Not Applicable
38..............................................................................  Distribution of The Policies
39..............................................................................  Distribution of The Policies
40..............................................................................  Not Applicable
41(a)...........................................................................  Distribution of The Policies
42..............................................................................  Not Applicable
43..............................................................................  Not Applicable
44..............................................................................  How The Cash Value Varies

                                    4 of 115

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
-----------                                                                       ---------------------
45..............................................................................  Not Applicable
46..............................................................................  How The Cash Value Varies
47..............................................................................  Not Applicable
48..............................................................................  Custodian of Assets
49..............................................................................  Not Applicable
50..............................................................................  Not Applicable
51..............................................................................  Summary of The Policies;
                                                                                  Information About The Policies
52..............................................................................  Substitution of Securities
53..............................................................................  Taxation of The Company
54..............................................................................  Not Applicable
55..............................................................................  Not Applicable
56..............................................................................  Not Applicable
57..............................................................................  Not Applicable
58..............................................................................  Not Applicable
59..............................................................................  Financial Statements

                                    5 of 115

                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as the Minimum Premium requirement has been met. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated. The Policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. The Policy Owner may allocate Net Premiums and Cash Value to one or more of the sub-accounts of the Variable Account and the Fixed Account. The assets of each sub-account will be used to purchase, at net asset value, shares of a designated underlying Mutual Fund in the following series of the underlying variable account Mutual Fund options:

AMERICAN CAPITAL LIFE INVESTMENT TRUST                        OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   -American Capital Real Estate Securities Portfolio           -Bond Fund
DREYFUS                                                         -Global Securities Fund
   -Dreyfus Stock Index Fund                                    -Multiple Strategies Fund
   -Dreyfus Socially Responsible Growth Fund                  STRONG VARIABLE INSURANCE PRODUCTS FUND:
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:                      -Special Fund II, Inc.
   -High Income Portfolio*                                      -Discovery Fund II, Inc.
   -Equity-Income Portfolio                                   TCI PORTFOLIOS, INC.:
   -Growth Portfolio                                            -TCI Growth
   -Overseas Portfolio                                          -TCI Balanced
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:                   -TCI International
   -Asset Manager Portfolio                                   VAN ECK WORLDWIDE INSURANCE TRUST
   -Contrafund Portfolio                                      (FORMERLY VAN ECK INVESTMENT TRUST):
NATIONWIDE SEPARATE ACCOUNT TRUST:                              -Gold and Natural Resources Fund
   -Capital Appreciation Fund                                   -Worldwide Bond Fund (Formerly
   -Money Market Fund                                           Global Bond)
   -Government Bond Fund                                      WARBURG PINCUS TRUST
   -Total Return Fund                                            -International Equity Portfolio
NEUBERGER & BERMAN ADVISERS MANAGEMENT                          -Small Company Growth Portfolio
TRUST:
   -Limited Maturity Bond Portfolio
   -Growth Portfolio
   -Partners Portfolio

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Life Insurance Company (the "Company") guarantees that the death benefit for a Policy will never be less than the Specified Amount stated on the Policy data pages as long as the Policy is in force. There is no guaranteed Cash Surrender Value. If the Cash Surrender Value is insufficient to cover the charges under the Policy, the Policy will lapse without value. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as the Minimum Premium requirement has been met. This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option".

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.

                   The date of this Prospectus is May 1, 1995

                               GLOSSARY OF TERMS

ATTAINED AGE-The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT-An accounting unit of measure used to calculate the Variable Account Cash Value.

BENEFICIARY-The person to whom the Death Proceeds are paid.

BREAK POINT PREMIUM-The level annual premium at which the sales load is reduced on a current basis.

CASH VALUE-The sum of the Policy values in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE-The Policy's Cash Value, less any Indebtedness under the Policy, less any Surrender Charge.

CODE-The Internal Revenue Code of 1986, as amended.

DEATH PROCEEDS-Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT-An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT-All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUIDELINE LEVEL PREMIUM-The amount of level annual premium calculated in accordance with the provisions of the Internal Revenue Code of 1986. It represents the level annual premiums required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 5%.

INDEBTEDNESS-Amounts owed the Company as a result of Policy loans including both principal and accrued interest.

INITIAL PREMIUM-The Initial Premium is the premium required for coverage to become effective on the Policy Date. It is shown on the Policy Data Page.

INSURED-The person whose life is covered by the Policy, and who is named on the Policy Data Page.

MATURITY DATE-The Policy Anniversary on or following the Insured's 95th birthday.

MINIMUM PREMIUM-The Minimum Premium is shown on the Policy Data Page. It is used to measure the total amount of premiums that must be paid during the first three Policy Years to guarantee the Policy remains in force.

MONTHLY ANNIVERSARY DAY-The same day as the Policy Date for each succeeding month.

MUTUAL FUNDS-The underlying mutual funds which correspond to the sub-accounts of the Variable Account.

NET PREMIUMS-Net Premiums are equal to the actual premiums minus the percent of premium charge. The percent of premium charges are shown on the Policy Data Page.

POLICY ANNIVERSARY-The same day and month as the Policy Date for succeeding years.

POLICY CHARGES-All deductions made from the value of the Variable Account, or the Policy Cash Value.

POLICY DATE-The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy Data Page.

POLICY LOAN ACCOUNT-The Portion of the Cash Value which results from Policy Indebtedness.

POLICY OWNER-The person designated in the Policy application as the Owner. In the State of New York, the variable life insurance Policies offered by the Company are offered as "Certificates" for "Certificate Owners" under a group contract rather than individual Policies. The provisions of both these Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

POLICY YEAR-Each year commencing with the Policy Date and each Policy Anniversary thereafter.

SCHEDULED PREMIUM-The Scheduled Premium is shown on the Policy Data Page.

SPECIFIED AMOUNT-A dollar amount used to determine the death benefit under a Policy. It is shown on the Policy Data Page.

SURRENDER CHARGE-An amount deducted from the Cash Value if the Policy is surrendered.

VALUATION DATE-Each day the New York Stock Exchange and the Company's home office are open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

VALUATION PERIOD-A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT-A separate investment account of Nationwide Life Insurance Company.

                                                TABLE OF CONTENTS

GLOSSARY OF TERMS.........................................................................................   3
SUMMARY OF THE POLICIES...................................................................................   8
         Variable Life Insurance..........................................................................   8
         The Variable Account and its Sub-Accounts........................................................   8
         The Fixed Account................................................................................   8
         Deductions and Charges...........................................................................   8
         Premiums.........................................................................................  11
NATIONWIDE LIFE INSURANCE COMPANY.........................................................................  12
THE VARIABLE ACCOUNT......................................................................................  12
         Investments of the Variable Account..............................................................  12
         American Capital Life Investment Trust...........................................................  13
         Dreyfus..........................................................................................  14
         Fidelity Variable Insurance Products Fund........................................................  14
         Fidelity Variable Insurance Products Fund II.....................................................  15
         Nationwide Separate Account Trust................................................................  16
         Neuberger & Berman Advisers Management Trust.....................................................  16
         Oppenheimer Variable Account Funds...............................................................  17
         Strong Variable Insurance Products Funds.........................................................  17
         TCI Portfolios, Inc., a member of the Twentieth Century Family of Mutual Funds...................  18
         Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust)............................  19
         Warburg Pincus Trust.............................................................................  19
         Reinvestment.....................................................................................  20
         Transfers........................................................................................  20
         Dollar Cost Averaging............................................................................  20
         Substitution of Securities.......................................................................  21
         Voting Rights....................................................................................  21
INFORMATION ABOUT THE POLICIES............................................................................  22
         Underwriting and Issuance........................................................................  22
         -Minimum Requirements for Issuance of a Policy...................................................  22
         -Premium Payments................................................................................  22
         Allocation of Cash Value.........................................................................  23
         Short-Term Right to Cancel Policy................................................................  23
POLICY CHARGES............................................................................................  23
         Deductions from Premiums.........................................................................  23
         Surrender Charges................................................................................  24
         -Reductions to Surrender Charges.................................................................  25
         Deductions from Cash Value.......................................................................  25
         -Monthly Cost of Insurance.......................................................................  26
         -Monthly Administrative Charge...................................................................  26
         -Increase Charge.................................................................................  26
         Deductions from the Sub-Accounts.................................................................  26
HOW THE CASH VALUE VARIES.................................................................................  27
         How the Investment Experience is Determined......................................................  27
         Net Investment Factor............................................................................  27
         Valuation of Assets..............................................................................  28
         Determining the Cash Value.......................................................................  28
         Valuation Periods and Valuation Dates............................................................  28

SURRENDERING THE POLICY FOR CASH........................................................................  28
         Right to Surrender.............................................................................  28
         Cash Surrender Value...........................................................................  29
         Partial Surrenders.............................................................................  29
         Maturity Proceeds..............................................................................  29
         Income Tax Withholding.........................................................................  29
POLICY LOANS............................................................................................  30
         Taking a Policy Loan...........................................................................  30
         Effect on Investment Performance...............................................................  30
         Interest.......................................................................................  30
         Effect on Death Benefit and Cash Value.........................................................  31
         Repayment......................................................................................  31
HOW THE DEATH BENEFIT VARIES............................................................................  31
         Calculation of the Death Benefit...............................................................  31
         Proceeds Payable on Death......................................................................  32
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY............................................................  32
CHANGES OF INVESTMENT POLICY............................................................................  33
GRACE PERIOD............................................................................................  33
         -First Three Policy Years......................................................................  33
         -Policy Years Four and After...................................................................  33
         -All Policy Years..............................................................................  33
REINSTATEMENT...........................................................................................  34
THE FIXED ACCOUNT OPTION................................................................................  34
CHANGES IN EXISTING INSURANCE COVERAGE..................................................................  35
         Specified Amount Increases.....................................................................  35
         Specified Amount Decreases.....................................................................  35
         Changes in the Death Benefit Option............................................................  35
OTHER POLICY PROVISIONS.................................................................................  36
         Policy Owner...................................................................................  36
         Beneficiary....................................................................................  36
         Assignment.....................................................................................  36
         Incontestability...............................................................................  36
         Error in Age or Sex............................................................................  37
         Suicide........................................................................................  37
         Nonparticipating Policies......................................................................  37
LEGAL CONSIDERATIONS....................................................................................  37
DISTRIBUTION OF THE POLICIES............................................................................  37
CUSTODIAN OF ASSETS.....................................................................................  38
TAX MATTERS.............................................................................................  38
         Policy Proceeds................................................................................  38
         Taxation of the Company........................................................................  39
         Other Considerations...........................................................................  39
THE COMPANY.............................................................................................  39
COMPANY MANAGEMENT......................................................................................  40
         Directors of the Company.......................................................................  40
         Executive Officers of the Company..............................................................  41
OTHER CONTRACTS ISSUED BY THE COMPANY...................................................................  42
STATE REGULATION........................................................................................  42

REPORTS TO POLICY OWNERS................................................................................  42
ADVERTISING.............................................................................................  43
LEGAL PROCEEDINGS.......................................................................................  43
EXPERTS.................................................................................................  43
REGISTRATION STATEMENT..................................................................................  43
LEGAL OPINIONS..........................................................................................  43
APPENDIX 1..............................................................................................  44
APPENDIX 2..............................................................................................  46
APPENDIX 3..............................................................................................  64
PERFORMANCE TABLES......................................................................................  65
FINANCIAL STATEMENTS....................................................................................  69

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                            SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Owner of the Policy pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the death benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account sub-accounts or the Fixed Account to which Cash Values are allocated (See "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (See "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay the Policy Charges, the Policy will lapse without value. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as certain requirements have been met (See "Underwriting and Issuance").

Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by the Internal Revenue Code ("Code"). Excess premiums paid may also cause the Policy to become a modified endowment contract. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when the Policy's non-modified endowment contract status is in jeopardy (See "Tax Matters").

THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS

The Company places the Policy's Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner chooses the sub-accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (See "Allocation of Cash Value"). Assets of each sub-account are invested at net asset value in shares of a corresponding underlying Mutual Fund. For a description of the underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."

THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the underlying Mutual Fund options, see the prospectuses of the respective underlying Mutual Funds.

The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. On a current basis, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual Break Point Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered.

The Company also deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

       1.     monthly cost of insurance; plus

       2. monthly cost of any additional benefits provided by riders to the Policy; plus

       3. an administrative expense charge. This charge is $25 per month in the first year and $5 per month in renewal years. The charge in renewal years may be increased at the sole discretion of the Company but may not exceed $7.50 per month; plus

       4. an increase charge per $1000 applied to any increase in the Specified Amount. The increase charge is $2.04 per year per $1000 and is shown on the Policy data page. This charge is designed to cover the costs associated with increasing the Specified Amount. (See "Policy Charges.") This charge will be deducted on each Monthly Anniversary Day for the first 12 months after the increase becomes effective.

The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary.

For Policies which are surrendered during the first nine Policy Years, the Company deducts a Surrender Charge. This Surrender Charge is comprised of an Underwriting Surrender Charge and a Sales Surrender Charge. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a Standard basis (See Appendix 1 for specific examples).

                                    Initial Specified Amount $50,000-$99,999

        Issue                 Male                Female                Male                Female
         Age              Non-Tobacco          Non-Tobacco            Standard             Standard
        -----             -----------          -----------            --------             --------
         25                $ 7.776              $ 7.521               $ 8.369              $ 7.818
         35                  8.817                8.398                 9.811                8.891
         45                 12.191               11.396                13.887               12.169
         55                 15.636               14.011                18.415               15.116
         65                 22.295               19.086                26.577               20.641

                                       Initial Specified Amount $100,000+

        Issue                 Male                Female                Male                Female
         Age              Non-Tobacco          Non-Tobacco            Standard             Standard
        -----             -----------          -----------            --------             --------
         25                $ 5.776              $ 5.521               $ 6.369              $ 5.818
         35                  6.817                6.398                 7.811                6.891
         45                  9.691                8.896                11.387                9.669
         55                 13.136               11.511                15.915               12.616
         65                 21.295               18.086                25.577               19.641

Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each underlying Mutual Fund's investment adviser for managing the underlying Mutual Fund and selecting its portfolio of securities. Other underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the underlying Mutual Fund. The management fees and other expenses for each underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the underlying Mutual Fund's average assets, are as follows:


---------------------------------------------------------------------------------------------------
                                                    Management           Other           Total
                                                       Fees             Expenses        Expenses
---------------------------------------------------------------------------------------------------
American Capital Real Estate Securities Portfolio      1.00%             0.00%            1.00%
---------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                               0.14%             0.26%            0.40%
---------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund               0.00%             0.25%            0.25%
---------------------------------------------------------------------------------------------------
Fidelity VIP-Equity-Income Portfolio                   0.52%             0.06%            0.58%
---------------------------------------------------------------------------------------------------
Fidelity VIP-Growth Portfolio                          0.62%             0.07%            0.69%
---------------------------------------------------------------------------------------------------
Fidelity VIP-High Income Portfolio                     0.61%             0.10%            0.71%
---------------------------------------------------------------------------------------------------
Fidelity VIP-Overseas Portfolio                        0.77%             0.15%            0.92%
---------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio           0.72%             0.07%            0.79%
---------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio              0.62%             0.27%            0.89%
---------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                         0.50%             0.06%            0.56%
---------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                              0.50%             0.01%            0.51%
---------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                 0.50%             0.04%            0.54%
---------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                 0.50%             0.02%            0.52%
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management                 0.79%             0.12%            0.91%
Trust-Growth Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management                 0.60%             0.13%            0.73%
Trust-Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management                 0.80%             0.50%            1.30%
Trust-Partners Portfolio
---------------------------------------------------------------------------------------------------
Oppenheimer-Bond Fund                                  0.75%             0.06%            0.81%
---------------------------------------------------------------------------------------------------
Oppenheimer-Global Securities Fund                     0.75%             0.20%            0.95%
---------------------------------------------------------------------------------------------------
Oppenheimer-Multiple Strategies                        0.74%             0.05%            0.79%
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                Management          Other            Total
                                                   Fees           Expenses          Expenses
-------------------------------------------------------------------------------------------------
Strong Discovery Fund II, Inc.                    1.00%            0.21%             1.21%
-------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                      1.00%            0.10%             1.10%
-------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Balanced                       1.00%            0.00%             1.00%
-------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Growth                         1.00%            0.00%             1.00%
-------------------------------------------------------------------------------------------------
TCI Portfolios-TCI International                  1.50%            0.00%             1.50%
-------------------------------------------------------------------------------------------------
Van Eck-Worldwide Bond Fund                       0.75%            0.18%             0.93%
-------------------------------------------------------------------------------------------------
Van Eck-Gold and Natural Resources                0.75%            0.21%             0.96%
-------------------------------------------------------------------------------------------------
Warburg Pincus-International Equity Portfolio     1.00%            0.44%             1.44%
-------------------------------------------------------------------------------------------------
Warburg Pincus-Small Company Growth Portfolio     0.90%            0.35%             1.25%
-------------------------------------------------------------------------------------------------

The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectuses for each individual underlying Mutual Fund.

PREMIUMS

The minimum Initial Premium for which a Policy may be issued is equal to three minimum monthly premiums. A policy may be issued to an Insured up to age 80.

For a limited time, the Policy Owner has the right to cancel the Policy and receive a full refund of premiums paid. (See "Short-Term Right to Cancel Policy").

The Initial Premium is due on the Policy Date. It will be credited on the Policy Date. Any due and unpaid monthly deductions will be subtracted from the Cash Value at this time. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy data page.

Premiums, other than the Initial Premium may be made at any time while your Policy is in force subject to the limits described below. During the first three Policy Years, the total premium payments less any Policy Indebtedness, less any partial surrenders, and less any partial surrender fee must be greater than or equal to the Minimum Premium requirement in order to guarantee the Policy remain in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed policy months. The monthly Minimum Premium is shown on the Policy data page.

We will send Scheduled Premium payment reminder notices to you. We will send them according to the premium mode shown on the Policy data page.

You may pay the Initial Premium to us at our home office or to an authorized agent. All premiums after the first are payable at our home office. Premium receipts will be furnished upon request.

Each premium must be at least equal to the monthly Minimum Premium. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in any increase in the net amount at risk. Also, we will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify your

Policy as a contract for life insurance. Where permitted by state law, we may also require that any existing Policy Indebtedness is repaid prior to accepting any additional premium payments.

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company. The Company's home office is at One Nationwide Plaza, Columbus, Ohio 43216.

The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (For additional information, see "The Company").

                              THE VARIABLE ACCOUNT

The Variable Account was established by a resolution of the Company's Board of Directors, on May 7,1987, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (See "How the Death Benefit Varies", and "How the Cash Value Varies").

Net Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts (See "Tax Matters"). The assets of each sub-account are used to purchase shares of the underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the underlying Mutual Fund options designated by the Policy Owner.

INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Variable Account sub-accounts and the Fixed Account. (See "Allocation of Cash Value.") During the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, all Net Premiums not allocated to the Fixed Account are placed in the Nationwide Separate Account Trust Money Market Fund sub-account. At the end of this period, the Cash Value in that sub-account will be transferred to the Variable Account sub-accounts based on the Fund allocation factors. Any subsequent Net Premiums received after this period will be allocated based on the Fund allocation factors.

No less than 5% of Net Premiums may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each underlying

Mutual Fund option and as set forth in this prospectus (See "Transfers", "Allocation of Cash Value", and "Short-Term Right to Cancel Policy").

These underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the underlying Mutual Funds' prospectuses. A full description of the underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective underlying Mutual Funds.

Each of the underlying Mutual Fund options is a registered investment company which receives investment advice from a registered investment adviser:

       1) American Capital Life Investment Trust managed by Van Kampen American Capital Management, Inc.

       2) Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment Advisors;

       3) The Dreyfus Socially Responsible Growth Fund, Inc., managed by Dreyfus Corporation;

       4) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company; and

       5) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company.

       6) Nationwide Separate Account Trust, managed by Nationwide Financial Services, Inc.;

       7) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

       8) Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

       9)     Strong Variable Insurance Products Fund, managed by
              Strong/Corneliuson Capital Management, Inc.;

      10) TCI Portfolios, Inc., a member of the Twentieth Century Family of Mutual Funds;

      11) Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust), managed by Van Eck Associates Corporation;

      12)     Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

A summary of investment objectives is contained in the description of each underlying Mutual Fund below. More detailed information may be found in the current prospectus for each underlying Mutual Fund option. A prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

AMERICAN CAPITAL LIFE INVESTMENT TRUST

       The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

       -AMERICAN CAPITAL REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

DREYFUS

-      DREYFUS STOCK INDEX FUND

       Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

-      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capitol Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

       Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

-      HIGH INCOME PORTFOLIO

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

-      EQUITY-INCOME PORTFOLIO

       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      GROWTH PORTFOLIO

       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      OVERSEAS PORTFOLIO

       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      ASSET MANAGER PORTFOLIO

       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in the four separate Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc., of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-      CAPITAL APPRECIATION FUND

       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      MONEY MARKET FUND

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-      GOVERNMENT BOND FUND

       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      TOTAL RETURN FUND

       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      LIMITED MATURITY BOND PORTFOLIO

       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

-      GROWTH PORTFOLIO

       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-      PARTNERS PORTFOLIO

       Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

-      BOND FUND

       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

-      GLOBAL SECURITIES FUND

       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-      MULTIPLE STRATEGIES FUND

       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG VARIABLE INSURANCE PRODUCTS FUNDS

The Strong Variable Insurance Products Funds are diversified, open-end management investment companies, commonly called mutual funds. Strong Special Fund II, Inc. ("Special Fund II") and Strong

Discovery Fund II, Inc. ("Discovery Fund II") were separately incorporated in Wisconsin on December 28, 1990. Shares of the Funds may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong/Corneliuson Capital Management, Inc. is the investment advisor for each of the Funds.

-      SPECIAL FUND II, INC.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

-      DISCOVERY FUND II, INC.

       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities.

TCI PORTFOLIOS, INC., A MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL
FUNDS

TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

-      TCI BALANCED

       Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-      TCI GROWTH

       Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-      TCI INTERNATIONAL

       Investment Objective: To seek capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the fund will be common stocks (defined to include depository receipts for common stocks), the fund may also invest in other types of securities consistent with the fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

       (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-      GOLD AND NATURAL RESOURCES FUND

       Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

-      WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-      INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-      SMALL COMPANY GROWTH PORTFOLIO

       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

REINVESTMENT

The Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy. (See "Allocation of Cash Value.")

TRANSFERS

After the first Policy Anniversary, the Policy Owner may annually transfer a portion of the value of the Variable Account to the Fixed Account, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value. The Policy Owner's Cash Value in each sub-account will be determined as of the date the transfer request is received in the home office in good order.

The Policy Owner may transfer a portion of the value of the Fixed Account to the Variable Account once each Policy Year, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value in the Fixed Account to the Variable sub-accounts. The Company reserves the right to restrict the amounts of such transfers to 25% of the Cash Value in the Fixed Account.

Transfers among the sub-accounts may be made once per Valuation Date and may be made either in writing or, in states allowing such transfers, by telephone. In states allowing telephone transfers, and if the Owner so elects, the Company will also permit the Policy Owner to utilize the Telephone Exchange Privilege for exchanging amounts among sub-account options. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may determine to withdraw the Telephone Exchange Privilege, upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (See "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

DOLLAR COST AVERAGING

The Policy Owner may direct the Company to automatically transfer from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Policy Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Cash Value, less Policy Indebtedness, of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (See "Transfers" above). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Policy Owner instructs the Company in writing to cancel the monthly transfers.

The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Policy Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

SUBSTITUTION OF SECURITIES

If shares of the underlying Mutual Fund options should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another underlying Mutual Fund for shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

VOTING RIGHTS

Voting rights under the Policies apply only with respect to Cash Value allocated to the sub-accounts of the Variable Account.

In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of shares in each sub-account for which the Policy Owner may give voting instructions is determined by dividing any portion of the Policy's Cash Value derived from participation in that underlying Mutual Fund by the net asset value of one share of that underlying Mutual Fund.

The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

The Company will vote underlying Mutual Fund shares in accordance with instructions received from the Policy Owners. Underlying Mutual Fund shares held by the Company or by the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the underlying Mutual Funds' proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote underlying Mutual Fund shares in any manner necessary to enable the underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. At issue, the Policy Owner selects the initial Specified Amount and premium. The minimum Specified Amount is $50,000 ($100,000 in Pennsylvania and New Jersey). Policies may be issued to Insureds with issue ages 80 or younger. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include a medical examination.

-Premium Payments-Premium Payments

The Initial Premium for a Policy is payable in full at the Company's home office. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of Initial Premium, and delivery of the policy while the Insured is still living.

Premiums, other than the Initial Premium, may be made at any time while the Policy is in force subject to the limits described below. During the first three Policy Years, the total premium payments less any Policy Indebtedness, less any partial surrenders, and less any partial surrender fee must be greater than or equal to the Minimum Premium requirement in order to guarantee the Policy remains in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed policy months. The monthly Minimum Premium is shown on the Policy data page.

Each premium payment must be at least equal to the monthly Minimum Premium. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. The Company may also require that any existing Policy Indebtedness is repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the contract, may jeopardize the Policy's non-modified endowment status. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when non-modified endowment contract status is in jeopardy. (See "Tax Matters.")

ALLOCATION OF CASH VALUE

At the time a Policy is issued, its Cash Value will be based on the Nationwide Separate Account Trust Money Market Fund sub-account value or the Fixed Account as if the Policy had been issued and the Initial Net Premium invested on the date such premium was received in good order by the Company. When the Policy is issued, the Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Net Premiums allocated to a sub-account on the Application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Net Premiums not designated for the Fixed Account will be placed in the Nationwide Separate Account Trust Money Market Sub-Account. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (See "Transfers" and "Investments of the Variable Account").

The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

SHORT-TERM RIGHT TO CANCEL POLICY

A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. On a current basis, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual Break Point Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered.

The Company also pays any state premium taxes attributable to a particular policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments received. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this charge.

SURRENDER CHARGES

The Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered during the first nine Policy Years. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (See Appendix 1 for specific examples).

                                    Initial Specified Amount $50,000-$99,999

      Issue               Male                    Female                    Male                   Female
       Age             Non-Tobacco              Non-Tobacco               Standard                Standard
      -----            -----------              -----------               --------                --------
       25               $ 7.776                  $ 7.521                  $ 8.369                 $ 7.818
       35                 8.817                    8.398                    9.811                   8.891
       45                12.191                   11.396                   13.887                  12.169
       55                15.636                   14.011                   18.415                  15.116
       65                22.295                   19.086                   26.577                  20.641

                                       Initial Specified Amount $100,000+

      Issue                Male                  Female                   Male                   Female
       Age              Non-Tobacco            Non-Tobacco               Standard                Standard
      -----            -----------             -----------               --------                --------
       25               $ 5.776                 $ 5.521                   $ 6.369                 $ 5.818
       35                 6.817                   6.398                     7.811                   6.891
       45                 9.691                   8.896                    11.387                   9.669
       55                13.136                  11.511                    15.915                  12.616
       65                21.295                  18.086                    25.577                  19.641

The Surrender Charge is comprised of two components: an underwriting surrender charge and sales surrender charge. The underwriting surrender charge varies by issue age in the following manner:

                              Charge per $1,000 of
                            Initial Specified Amount

      Issue            Specified Amounts           Specified Amounts
       Age            less than $100,000           $100,000 or more
      -----           ------------------           -----------------
       0-35                 $ 6.00                     $ 4.00
      36-55                   7.50                       5.00
      56-80                   7.50                       6.50

The underwriting surrender charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the underwriting surrender charges. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (See "Deductions from the Sub-Accounts"). Additional premiums and/or income earned on assets in the Variable Account have no effect on these charges. The remainder of the Surrender Charge which is not attributable to the underwriting surrender charge component represents the sales surrender charge component. In no event will this component exceed 26-1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales surrender charge component is to reimburse the Company for some of the expenses incurred in the distribution of the Policies. The company also deducts 3.5% of each premium for sales load (See "Deductions from Premiums").

-Reductions to Surrender Charges-Reductions to Surrender Charges

The Surrender Charges are reduced in subsequent Policy Years in the following manner:

                      Surrender Charge                          Surrender Charge
    Completed        as a % of Initial        Completed        as a % of Initial
  Policy Years       Surrender Charges       Policy Years      Surrender Charges
        0                   100%                  5                   60%
        1                   100%                  6                   50%
        2                    90%                  7                   40%
        3                    80%                  8                   30%
        4                    70%                  9+                   0%

Special guaranteed maximum Surrender Charges apply in Pennsylvania (See Appendix 1).

DEDUCTIONS FROM CASH VALUE

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

       1.     monthly cost of insurance charges; plus

       2.     monthly cost of any additional benefits provided by riders; plus

       3.     monthly administrative expense charge; plus

       4. the increase charge per $1000 applied to any increase in the Specified Amount (See "Specified Amount Increases"). The increase charge is $2.04 per year per $1000 and is shown on the Policy data page. This charge is designed to cover the costs associated with increasing the Specified Amount (See "Policy Charges"). This charge will be deducted on each Monthly Anniversary Day for the first 12 months after the increase becomes effective.

These deductions will be charged proportionately to the Cash Value in each Variable Account sub-account and the Fixed Account.

-Monthly Cost of Insurance-Monthly Cost of Insurance

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the policy month.

If death benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value shall first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it shall then be considered a part of the additional increases in Specified Amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates for Policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for Policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "Non Medical" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Non Medical basis, actual rates will be higher than the current cost of insurance rates being charged under Policies that are medically underwritten.

-Monthly Administrative Charge-Monthly Administrative Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is $25 per month in the first year, $5 per month in renewal years. The Company may at its sole discretion increase this charge. However, the Company guarantees that this charge will never exceed $7.50 per month in renewal years.

-Increase Charge-Increase Charge

The Increase Charge is comprised of two components: an underwriting and administration charge as well as a sales charge (See "Specified Amount Increases"). The underwriting and administration charge is $1.50 per year per $1000. This charge is to cover the cost of underwriting the increases and any processing expenses. The Company does not expect to profit from this charge. The sales charge is equal to .54 per year per $1000 and reimburses the Company for expenses incurred in distribution.

DEDUCTIONS FROM THE SUB-ACCOUNTS

The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risks assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (See "Surrender Charges").

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the sub-accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality and Expense Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary.

For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality and Expense Risk Charge, and any charge or credit for tax reserves.

VALUATION OF ASSETS

Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CASH VALUE

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's home office are open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender and the Policy, minus any charges, Indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS

After the Policy has been in force for one year, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

       1.     The minimum partial surrender is $500;

       2. The partial surrender may not reduce the Specified Amount to less than $50,000;

       3. After the partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

       4. The maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. On a current basis, this requirement is waived in years 15 and beyond provided the Cash Surrender Value is $10,000 or more after the withdrawal; and

       5. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Also, under death benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender. Partial surrender amounts must be first deducted from the values in the Variable Account sub-accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Variable Account sub-accounts. The Company reserves the right to deduct a $25.00 fee from the partial surrender amount.

Surrender charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (See "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any Indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

                                  POLICY LOANS

TAKING A POLICY LOAN

After the first Policy Year, the Policy Owner may take a Policy loan using the Policy as security. Maximum Policy Indebtedness is limited to 90% of the Cash Value less Surrender Charge less interest due on the next Policy Anniversary. Maximum Policy Indebtedness, in Texas, is limited to 90% of the Cash Value in the sub-accounts and 100% of the Cash Value in the Fixed Account less Surrender Charge less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $200. Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the death benefit, Cash Surrender Value or the maturity value, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties. (See "Tax Matters.")

A Policy Owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the Policy from lapsing. The amount of such payments necessary to prevent the Policy from lapsing would increase with age. (See "Tax Matters.")

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each Variable sub-account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Variable sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

On a current basis, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. The rate is guaranteed never to be lower than 4%. The Company may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all Policy loans. In the event that it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, the Company retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which the Company considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer. The earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary or at the time of loan repayment. It will be allocated according to the Fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness.

Whenever the total Policy Indebtedness exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the Indebtedness may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Variable sub-accounts and the Fixed Account in proportion to the Policy Owner's underlying Mutual Fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

CALCULATION OF THE DEATH BENEFIT

At issue, the Policy Owner selects the Specified Amount.

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two death benefit options. Under Option 1, the death benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value and will vary directly with the investment performance.

       The term "Applicable Percentage" means:

       1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year; and

       2. when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value
    --------        -------------       --------       -------------       --------       -------------
     0-40               250%               60              130%               80              105%
       41               243%               61              128%               81              105%
       42               236%               62              126%               82              105%
       43               229%               63              124%               83              105%
       44               222%               64              122%               84              105%


       45               215%               65              120%               85              105%
       46               209%               66              119%               86              105%
       47               203%               67              118%               87              105%
       48               197%               68              117%               88              105%
       49               191%               69              116%               89              105%

       50               185%               70              115%               90              105%
       51               178%               71              113%               91              104%
       52               171%               72              111%               92              103%
       53               164%               73              109%               93              102%
       54               157%               74              107%               94              101%

       55               150%               75              105%               95              100%
       56               146%               76              105%
       57               142%               77              105%
       58               138%               78              105%
       59               134%               79              105%

PROCEEDS PAYABLE ON DEATH

The actual Death Proceeds payable on the Insured's death will be the death benefit as described above, less any Policy Indebtedness and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (See "Incontestability", "Error in Age or Sex", and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The Policy Owner and Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new policy will have the same Policy Date and issue age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any Indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the

Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (See "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable General Account life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

-First Three Policy Years-First Three Policy Years

This Policy will not lapse during the first three Policy Years provided that on each Monthly Anniversary Day (1) is greater than or equal to (2) where:

       (1) Is the sum of all premiums paid to date minus any Policy Indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

       (2) Is the sum of monthly Minimum Premiums required since the Policy Date including the monthly Minimum Premium for the current Monthly Anniversary Day.

If (1) is less than (2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to satisfy the Minimum Premium requirement. If sufficient premium is not paid by the end of the Grace Period, the Policy will lapse without value. In any event the Policy will not lapse as long as there is a positive Cash Surrender Value.

-Policy Years Four and After-Policy Years Four and After

If the Cash Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current Policy Charges, a Grace Period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to cover the current Policy Charges due plus an amount equal to three times the current monthly deduction.

-All Policy Years-All Policy Years

The Company will send such a notice at the start of the Grace Period to the Policy Owner's last known address. If the Insured dies during the Grace Period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

       1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date;

       2.     providing evidence of insurability satisfactory to the Company;

       3. paying an amount of premium equal to the sum of the Minimum Monthly Premiums missed since the beginning of the Grace Period, if your Policy terminated in the first three policy years;

       4. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period if your Policy terminated in the fourth or later policy year;

       5. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and

       6. paying or reinstating any Indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

       1.     the Cash Value at the end of the Grace Period; or

       2. the Surrender Charge for the Policy Year in which the Policy was reinstated.

Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the underlying Mutual Fund allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION

Because of exemptive and exclusionary provisions, interests in the Company's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the Company's General Account. The Company's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The

Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE

The Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Company's home office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.

SPECIFIED AMOUNT INCREASES

After the first Policy Year, the Policy Owner may request an increase to the Specified Amount. Any increase will be subject to the following conditions:

       1.     the request must be applied for in writing;

       2.     satisfactory evidence of insurability must be provided;

       3.     the increase must be for a minimum of $10,000;

       4. the Cash Surrender Value is sufficient to continue the Policy in force for at least 3 months; and

       5.     age limits are the same as for a new issue.

Any approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit the number of Specified Amount increases to one each Policy Year.

SPECIFIED AMOUNT DECREASES

After the first Policy Year, the Policy Owner may also request a decrease to the Specified Amount. Any approved decrease will be effective on the Monthly Anniversary Day on or next following the date the Company receives the request. Any such decrease shall reduce insurance in the following order:

       1.     against insurance provided by the most recent increase;

       2.     against the next most recent increases successively; and

       3.     against insurance provided under the original application.

The Company reserves the right to limit the number of Specified Amount decreases to one each Policy Year. The Company will refuse a request for a decrease which would:

       1. reduce the Specified Amount to less than $50,000 ($100,000 in New Jersey); or

       2.     disqualify the Policy as a contract for life insurance.

CHANGES IN THE DEATH BENEFIT OPTION

After the first Policy Year, the Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option

1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

POLICY OWNER

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured and names no contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the Death Proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

ASSIGNMENT

While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its home office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment. The assignment will be subject to any Indebtedness owed to the Company before it was recorded.

INCONTESTABILITY

The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the Insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the Insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be 1. multiplied by 2. and then the result added to 3., where:

       1. is the amount of the death benefit at the time of the Insured's death reduced by the amount of the Cash Value at the time of the Insured's death;

       2. is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death; and

       3.     is the Cash Value at the time of the Insured's death.

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES

The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Financial Services, Inc.

Gross first year commissions plus any expense allowance payments paid by the Company on the sale of these policies provided by the General Distributor will not exceed 80% of the target Premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-10 paid by the Company will not exceed 4% of actual premium payment, and will not exceed 1% in years 11+.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code ("Code") provides that if certain tests are met, a Policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. (See "Information about the Policies.") The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Modified endowment contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59-1/2 or disabled.

The Policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to
Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations issued by the Secretary of the Treasury, set the standards for measuring the adequacy of this diversification. To be adequately diversified, each sub-account of the Variable Account must meet certain tests. The Company believes that the investments of the Variable Account meet the applicable diversification standards. The regulations provide that a variable life policy which does not satisfy the diversification standards will not be treated as life insurance under Section 7702 of the Internal Revenue Code, unless the failure to satisfy regulations was inadvertent, the failure is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner of the life policy will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account.

Should the Secretary of the Treasury issue additional rules or regulations limiting the number of funds, transfers between funds, exchanges of funds or changes in investment objectives of funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

OTHER CONSIDERATIONS

The foregoing discussion is general and is not intended as tax advice. Counsel and other competent advisors should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliate companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Corporation is the sole shareholder of Nationwide Life.

DIRECTORS OF THE COMPANY

                                 Director
             Name                 Since                          Principal Occupation
             ----                 -----                          --------------------
Lewis J. Alphin                    1993    Farm Owner and Operator (1)

Willard J. Engel                   1994    General Manager Lyon County Cooperative Oil Company (1)

Fred C. Finney                     1992    Owner and Operator, Moreland Fruit Farm; Operator, Melrose Orchard

Peter F. Frenzer                   1991    President, Nationwide Corporation; President and Chief Operating
                                           Officer, Nationwide Life Insurance Company and Nationwide Life and
                                           Annuity Insurance Company; Executive Vice President - Investments,
                                           Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance
                                           Company, Nationwide General Insurance Company, Nationwide Property and
                                           Casualty Insurance Company

Charles L. Fuellgraf, Jr. *+       1969    Chief Executive Officer, Fuellgraf Electric Company, Electrical
                                           Construction and Engineering Services (1)

Henry S. Holloway *+               1986    Farm Owner and Operator (1)

D. Richard McFerson *+             1988    President and Chief Executive Officer, Nationwide Mutual, Nationwide
                                           Mutual Fire, Nationwide General, and Nationwide Property and
                                           Casualty Insurance Companies, Chief Executive Officer, Nationwide
                                           Life Insurance Company, Nationwide Life and Annuity Insurance
                                           Company (2)

David O. Miller *+                 1985    Farm Owner and Land Developer; President, Owen Potato Farm, Inc.;
                                           Partner, M&M Enterprises (1)

C. Ray Noecker                     1994    Farm Owner and Operator (1)

James F. Patterson                 1989    Vice President, Pattersons, Inc.; President Patterson Farms, Inc.

Robert H. Rickel                   1984    Rancher (1)

Arden L. Shisler *+                1984    Partner and Manager, Sweetwater Beef Farms; President and Chief
                                           Executive Officer, K&B Transport, Inc. (1)

Robert L. Stewart                  1989    Farm Owner and Operator; Owner, Sunnydale Mining (1)

Nancy C. Thomas *                  1986    Farm Owner and Operator, Da-Ma-Lor Farm (1)

Harold W. Weihl                    1990    Farm Owner and Operator, Weihl Farm (1)
--------------------------------------

*Member, Executive Committee               +Member, Investment Committee

(1)    Principal occupation for last five years.

(2) Prior to assuming his current position, Mr. McFerson held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Frenzer who is a director only of the Company and Nationwide Life Insurance Company. Each of the directors of the Company is a director of Nationwide Financial Services, Inc., a registered broker-dealer.

Messrs. Frenzer, Holloway, McFerson, Miller, Patterson and Shisler are directors of Nationwide Corporation. Messrs. Fuellgraf, Frenzer, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Messrs. Frenzer and McFerson are trustees of Nationwide Separate Account Trust, Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF THE COMPANY

NAME                                         OFFICE HELD
----                                         -----------
D. Richard McFerson                          President and Chief Executive Officer-Nationwide Insurance Enterprise

Peter F. Frenzer                             President and Chief Operating Officer

Gordon E. McCutchan                          Executive Vice President, Law and Corporate Services and Secretary

James E. Brock                               Senior Vice President - Investment Product Operations

W. Sidney Druen                              Senior Vice President and General Counsel and Assistant Secretary

Harvey S. Galloway, Jr.                      Senior Vice President and Chief Actuary

Richard A. Karas                             Senior Vice President - Sales and Financial Services

Robert A. Oakley                             Executive Vice President-Chief Financial Officer

Carl Santillo                                Senior Vice President - Life and Health Operations

Mark A. Folk                                 Vice President and Treasurer

Mr. Frenzer is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company and President of Nationwide Corporation and Executive Vice President-Investments of Nationwide Mutual Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Folk.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account of the Variable Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

                                   ADVERTISING

The Company is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

The General Distributor, Nationwide Financial Services, Inc., is not engaged in any material litigation of any nature.

                                     EXPERTS

The financial statements and schedule included herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                    APPENDIX

                                 ILLUSTRATION OF
                                SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a Policy with a Specified Amount of $50,000 and a Scheduled Premium of $750. She now wishes to surrender the Policy during the first Policy year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the Specified Amount expressed in thousands equals the total surrender charge of $569.80 ($11.396 x 50=569.80).


Example 2: A male non-tobacco, age 35, purchases a Policy with a Specified Amount of $100,000 and a Scheduled Premium of $1100. He now wants to surrender the Policy in the sixth Policy Year. The total initial surrender charge is calculated using the method illustrated above. (surrender charge per 1000 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth Policy Year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02. Maximum Surrender Charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis.

                                    Initial Specified Amount $50,000-$99,999

-----------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------
         25                $ 7.776              $ 7.521               $ 8.369              $ 7.818
-----------------------------------------------------------------------------------------------------
         35                  8.817                8.398                 9.811                8.891
-----------------------------------------------------------------------------------------------------
         45                 12.191               11.396                13.887               12.169
-----------------------------------------------------------------------------------------------------
         55                 15.636               14.011                18.415               15.116
-----------------------------------------------------------------------------------------------------
         65                 22.295               19.086                26.577               20.641
-----------------------------------------------------------------------------------------------------

                                       Initial Specified Amount $100,000+

-----------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------
         25                $ 5.776              $ 5.521              $ 6.369                $5.818
-----------------------------------------------------------------------------------------------------
         35                  6.817                6.398                7.811                 6.891
-----------------------------------------------------------------------------------------------------
         45                  9.691                8.896               11.387                 9.669
-----------------------------------------------------------------------------------------------------
         55                 13.136               11.511               15.915                12.616
-----------------------------------------------------------------------------------------------------
         65                 21.295               18.086               25.577                19.641
-----------------------------------------------------------------------------------------------------

                                        Reductions to Surrender Charges.

-----------------------------------------------------------------------------------------------
                          SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED           AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
    POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------
          0                       100%                   5                        60%
-----------------------------------------------------------------------------------------------
          1                       100%                   6                        50%
-----------------------------------------------------------------------------------------------
          2                        90%                   7                        40%
-----------------------------------------------------------------------------------------------
          3                        80%                   8                        30%
-----------------------------------------------------------------------------------------------
          4                        70%                   9+                        0%
-----------------------------------------------------------------------------------------------

The current Surrender Charges are the same for all states. However, in Pennsylvania the guaranteed maximum Surrender Charges are spread out over 14 years. The guaranteed maximum Surrender Charge in subsequent years in Pennsylvania is reduced in the following manner:

   COMPLETED      SURRENDER CHARGE      COMPLETED       SURRENDER CHARGE      COMPLETED       SURRENDER CHARGE
    POLICY        AS A % OF INITIAL       POLICY       AS A % OF INITIAL        POLICY       AS A % OF INITIAL
     YEARS        SURRENDER CHARGES       YEARS        SURRENDER CHARGES        YEARS        SURRENDER CHARGES
   ---------      -----------------     ---------      -----------------      ---------      -----------------
       0                   100%             5                 60%                 10                20%
       1                   100%             6                 50%                 11                15%
       2                    90%             7                 40%                 12                10%
       3                    80%             8                 30%                 13                 5%
       4                    70%             9                 25%                 14+                0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum Surrender Charges which are spread out over 14 years. If this contract is issued in Pennsylvania, please contact the Home Office for an illustration.

The Company has no plans to change the current Surrender Charges.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or death benefit option.

The amounts shown for the Cash Value, Cash Surrender Value and death benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Variable Account. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of April 30, 1995.

Considering current charges for mortality and expense risks and underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.60%, 4.40% and 10.40%. On each Policy Anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70%, and 10.70%, provided the Cash Surrender Value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annual effective rate of 0.80% to an annual effective rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death benefits than those illustrated.

The illustrations also reflect the fact that the Company deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to Break Point Premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The Cash Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered in full during the first nine years.

In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is $25 per month in the first year, $5 per month in renewal years. Current values reflect a current monthly administrative expense charge of $5 in renewal years, and guaranteed values reflect the $7.50 maximum monthly administrative charge under the Policy in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                                              DEATH BENEFIT OPTION 1
                                   $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                  CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE     VALUE    BENEFIT
    1         750        788     241        0     50,000      268       0     50,000      296        0     50,000

    2         750      1,614     706      132     50,000      783     210     50,000      864      290     50,000

    3         750      2,483   1,154      637     50,000    1,310     794     50,000    1,480      964     50,000

    4         750      3,394   1,579    1,120     50,000    1,845   1,386     50,000    2,144    1,685     50,000

    5         750      4,351   1,981    1,579     50,000    2,386   1,985     50,000    2,860    2,459     50,000

    6         750      5,357   2,362    2,018     50,000    2,937   2,592     50,000    3,636    3,292     50,000

    7         750      6,412   2,727    2,440     50,000    3,502   3,215     50,000    4,483    4,196     50,000

    8         750      7,520   3,071    2,842     50,000    4,077   3,847     50,000    5,404    5,174     50,000

    9         750      8,683   3,395    3,223     50,000    4,663   4,491     50,000    6,407    6,235     50,000

   10         750      9,905   3,698    3,698     50,000    5,262   5,262     50,000    7,503    7,503     50,000


   15         750     16,993   4,785    4,785     50,000    8,326   8,326     50,000   14,657   14,657     50,000

   20         750     26,039   4,747    4,747     50,000   11,163  11,163     50,000   25,820   25,820     50,000

   25         750     37,585   2,779    2,779     50,000   13,084  13,084     50,000   44,987   44,987     52,185

   30         750     52,321     (*)      (*)        (*)   12,846  12,846     50,000   77,324   77,324     82,737

   35         750     71,127     (*)      (*)        (*)    7,510   7,510     50,000  130,329  130,329    136,846

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                            DEATH BENEFIT OPTION 1
                                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                           MALE: NON-TOBACCO: AGE 45

                                               GUARANTEED VALUES

                                  0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                                GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                        CASH                        CASH                         CASH
            ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR      PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1         750        788     175        0     50,000      200       0     50,000      226       0     50,000

    2         750      1,614     540        0     50,000      608      34     50,000      679     105     50,000

    3         750      2,483     881      365     50,000    1,015     498     50,000    1,161     644     50,000

    4         750      3,394   1,198      739     50,000    1,420     961     50,000    1,672   1,213     50,000

    5         750      4,351   1,489    1,087     50,000    1,823   1,421     50,000    2,216   1,814     50,000

    6         750      5,357   1,751    1,407     50,000    2,219   1,875     50,000    2,792   2,448     50,000

    7         750      6,412   1,982    1,695     50,000    2,605   2,318     50,000    3,401   3,115     50,000

    8         750      7,520   2,178    1,948     50,000    2,977   2,748     50,000    4,044   3,814     50,000

    9         750      8,683   2,333    2,161     50,000    3,330   3,157     50,000    4,718   4,546     50,000

   10         750      9,905   2,445    2,445     50,000    3,657   3,657     50,000    5,425   5,425     50,000


   15         750     16,993   2,199    2,199     50,000    4,731   4,731     50,000    9,486   9,486     50,000

   20         750     26,039     (*)      (*)        (*)    3,966   3,966     50,000   14,446  14,446     50,000

   25         750     37,585     (*)      (*)        (*)      (*)     (*)        (*)   20,249  20,249     50,000

   30         750     52,321     (*)      (*)        (*)      (*)     (*)        (*)   27,165  27,165     50,000

   35         750     71,127     (*)      (*)        (*)      (*)     (*)        (*)   37,284  37,284     50,000

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1         750        788     240        0     50,240      267       0     50,267      294       0     50,294

    2         750      1,614     702      128     50,702      779     205     50,779      859     285     50,859

    3         750      2,483   1,145      628     51,145    1,300     784     51,300    1,469     952     51,469

    4         750      3,394   1,563    1,104     51,563    1,826   1,367     51,826    2,122   1,663     52,122

    5         750      4,351   1,956    1,555     51,956    2,356   1,954     52,356    2,823   2,421     52,823

    6         750      5,357   2,326    1,982     52,326    2,891   2,546     52,891    3,577   3,233     53,577

    7         750      6,412   2,677    2,391     52,677    3,436   3,149     53,436    4,395   4,108     54,395

    8         750      7,520   3,005    2,775     53,005    3,985   3,756     53,985    5,277   5,047     55,277

    9         750      8,683   3,309    3,137     53,309    4,540   4,368     54,540    6,230   6,058     56,230

   10         750      9,905   3,590    3,590     53,590    5,100   5,100     55,100    7,261   7,261     57,261


   15         750     16,993   4,508    4,508     54,508    7,815   7,815     57,815   13,712  13,712     63,712

   20         750     26,039   4,169    4,169     54,169    9,813   9,813     59,813   22,659  22,659     72,659

   25         750     37,585   1,809    1,809     51,809    9,931   9,931     59,931   34,844  34,844     84,844

   30         750     52,321     (*)      (*)        (*)    6,336   6,336     56,336   50,867  50,867    100,867

   35         750     71,127     (*)      (*)        (*)      (*)     (*)        (*)   70,540  70,540    120,540

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                      CASH                         CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1         750        788     173        0     50,173      198       0     50,198      224       0     50,224

    2         750      1,614     534        0     50,534      602      28     50,602      672      99     50,672

    3         750      2,483     870      354     50,870    1,002     486     51,002    1,146     630     51,146

    4         750      3,394   1,179      720     51,179    1,398     939     51,398    1,646   1,187     51,646

    5         750      4,351   1,460    1,058     51,460    1,787   1,385     51,787    2,172   1,770     52,172

    6         750      5,357   1,710    1,366     51,710    2,165   1,821     52,165    2,723   2,379     52,723

    7         750      6,412   1,925    1,638     51,925    2,529   2,242     52,529    3,299   3,012     53,299

    8         750      7,520   2,102    1,873     52,102    2,871   2,642     52,871    3,896   3,667     53,896

    9         750      8,683   2,236    2,064     52,236    3,187   3,015     53,187    4,512   4,340     54,512

   10         750      9,905   2,323    2,323     52,323    3,471   3,471     53,471    5,142   5,142     55,142


   15         750     16,993   1,909    1,909     51,909    4,161   4,161     54,161    8,382   8,382     58,382

   20         750     26,039     (*)      (*)        (*)    2,670   2,670     52,670   10,970  10,970     60,970

   25         750     37,585     (*)      (*)        (*)      (*)     (*)        (*)   10,552  10,552     60,552

   30         750     52,321     (*)      (*)        (*)      (*)     (*)        (*)    2,076   2,076     52,076

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 1
                                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,200      1,260     493        0     50,000      540       0     50,000      587        0     50,000

    2       1,200      2,583   1,195      502     50,000    1,328     635     50,000    1,466      773     50,000

    3       1,200      3,972   1,862    1,238     50,000    2,125   1,502     50,000    2,411    1,788     50,000

    4       1,200      5,431   2,489    1,935     50,000    2,929   2,375     50,000    3,426    2,872     50,000

    5       1,200      6,962   3,070    2,585     50,000    3,731   3,246     50,000    4,509    4,024     50,000

    6       1,200      8,570   3,605    3,189     50,000    4,534   4,119     50,000    5,673    5,257     50,000

    7       1,200     10,259   4,087    3,740     50,000    5,330   4,984     50,000    6,918    6,571     50,000

    8       1,200     12,032   4,507    4,230     50,000    6,111   5,833     50,000    8,247    7,970     50,000

    9       1,200     13,893   4,868    4,660     50,000    6,877   6,669     50,000    9,675    9,467     50,000

   10       1,200     15,848   5,160    5,160     50,000    7,621   7,621     50,000   11,207   11,207     50,000


   15       1,200     27,189   5,361    5,361     50,000   10,798  10,798     50,000   20,938   20,938     50,000

   20       1,200     41,663   2,465    2,465     50,000   12,184  12,184     50,000   36,920   36,920     50,000

   25       1,200     60,136     (*)      (*)        (*)    9,324   9,324     50,000   66,534   66,534     69,861

   30       1,200     83,713     (*)      (*)        (*)      (*)     (*)        (*)  114,688  114,688    120,423

   35       1,200    113,804     (*)      (*)        (*)      (*)     (*)        (*)  190,213  190,213    199,723

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 1
                                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,200      1,260     288        0     50,000      328       0     50,000      369       0     50,000

    2       1,200      2,583     730       37     50,000      835     142     50,000      947     254     50,000

    3       1,200      3,972   1,113      490     50,000    1,312     689     50,000    1,530     907     50,000

    4       1,200      5,431   1,434      879     50,000    1,752   1,198     50,000    2,117   1,563     50,000

    5       1,200      6,962   1,683    1,198     50,000    2,146   1,661     50,000    2,700   2,215     50,000

    6       1,200      8,570   1,855    1,439     50,000    2,485   2,069     50,000    3,272   2,856     50,000

    7       1,200     10,259   1,940    1,594     50,000    2,756   2,409     50,000    3,824   3,478     50,000

    8       1,200     12,032   1,926    1,649     50,000    2,943   2,666     50,000    4,344   4,066     50,000

    9       1,200     13,893   1,798    1,590     50,000    3,028   2,820     50,000    4,814   4,607     50,000

   10       1,200     15,848   1,542    1,542     50,000    2,991   2,991     50,000    5,220   5,220     50,000


   15       1,200     27,189     (*)      (*)        (*)      106     106     50,000    5,495   5,495     50,000

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,200      1,260     487        0     50,487      534       0     50,534      581       0     50,581

    2       1,200      2,583   1,180      487     51,180    1,311     618     51,311    1,448     755     51,448

    3       1,200      3,972   1,831    1,207     51,831    2,090   1,466     52,090    2,371   1,747     52,371

    4       1,200      5,431   2,436    1,882     52,436    2,865   2,311     52,865    3,350   2,796     53,350

    5       1,200      6,962   2,986    2,501     52,986    3,628   3,143     53,628    4,381   3,896     54,381

    6       1,200      8,570   3,483    3,067     53,483    4,377   3,961     54,377    5,471   5,055     55,471

    7       1,200     10,259   3,917    3,570     53,917    5,102   4,755     55,102    6,613   6,267     56,613

    8       1,200     12,032   4,279    4,002     54,279    5,791   5,514     55,791    7,803   7,526     57,803

    9       1,200     13,893   4,570    4,362     54,570    6,443   6,235     56,443    9,045   8,837     59,045

   10       1,200     15,848   4,781    4,781     54,781    7,044   7,044     57,044   10,334  10,334     60,334


   15       1,200     27,189   4,390    4,390     54,390    8,915   8,915     58,915   17,325  17,325     67,325

   20       1,200     41,663     776      776     50,776    7,486   7,486     57,486   24,406  24,406     74,406

   25       1,200     60,136     (*)      (*)        (*)      (*)     (*)        (*)   29,600  29,600     79,600

   30       1,200     83,713     (*)      (*)        (*)      (*)     (*)        (*)   27,765  27,765     77,765

   35       1,200    113,804     (*)      (*)        (*)      (*)     (*)        (*)    9,106   9,106     59,106

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,200      1,260     280        0     50,280      320       0     50,320      361       0     50,361

    2       1,200      2,583     710       17     50,710      813     120     50,813      921     228     50,921

    3       1,200      3,972   1,074      450     51,074    1,266     643     51,266    1,478     854     51,478

    4       1,200      5,431   1,368      814     51,368    1,674   1,119     51,674    2,023   1,468     52,023

    5       1,200      6,962   1,585    1,100     51,585    2,023   1,538     52,023    2,546   2,061     52,546

    6       1,200      8,570   1,718    1,302     51,718    2,304   1,888     52,304    3,036   2,620     53,036

    7       1,200     10,259   1,758    1,411     51,758    2,504   2,157     52,504    3,481   3,134     53,481

    8       1,200     12,032   1,693    1,415     51,693    2,605   2,327     52,605    3,860   3,582     53,860

    9       1,200     13,893   1,510    1,302     51,510    2,588   2,380     52,588    4,151   3,943     54,151

   10       1,200     15,848   1,199    1,199     51,199    2,434   2,434     52,434    4,332   4,332     54,332


   15       1,200     27,189     (*)      (*)        (*)      (*)     (*)        (*)    2,609   2,609     52,609

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 1
                                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,500      1,575     799        0    100,000      864       0    100,000      928       31    100,000

    2       1,500      3,229   1,803      905    100,000    1,989   1,091    100,000    2,183    1,286    100,000

    3       1,500      4,965   2,771    1,963    100,000    3,143   2,335    100,000    3,547    2,739    100,000

    4       1,500      6,788   3,704    2,986    100,000    4,328   3,610    100,000    5,031    4,313    100,000

    5       1,500      8,703   4,604    3,976    100,000    5,546   4,918    100,000    6,650    6,022    100,000

    6       1,500     10,713   5,472    4,933    100,000    6,800   6,262    100,000    8,420    7,881    100,000

    7       1,500     12,824   6,297    5,848    100,000    8,081   7,632    100,000   10,345    9,897    100,000

    8       1,500     15,040   7,069    6,710    100,000    9,379   9,020    100,000   12,433   12,074    100,000

    9       1,500     17,367   7,790    7,521    100,000   10,698  10,428    100,000   14,704   14,435    100,000

   10       1,500     19,810   8,451    8,451    100,000   12,028  12,028    100,000   17,170   17,170    100,000

   15       1,500     33,986  11,068   11,068    100,000   19,125  19,125    100,000   33,766   33,766    100,000

   20       1,500     52,079  11,929   11,929    100,000   26,663  26,663    100,000   61,182   61,182    100,000

   25       1,500     75,170   9,916    9,916    100,000   34,418  34,418    100,000  107,751  107,751    124,991

   30       1,500    104,641   2,735    2,735    100,000   41,087  41,087    100,000  184,431  184,431    197,341

   35       1,500    142,254     (*)      (*)        (*)   44,522  44,522    100,000  310,217  310,217    325,728

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 1
                                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,500      1,575     751        0    100,000      814       0    100,000      878        0    100,000

    2       1,500      3,229   1,675      777    100,000    1,854     956    100,000    2,041    1,144    100,000

    3       1,500      4,965   2,558    1,750    100,000    2,913   2,105    100,000    3,298    2,490    100,000

    4       1,500      6,788   3,399    2,681    100,000    3,989   3,271    100,000    4,655    3,937    100,000

    5       1,500      8,703   4,196    3,567    100,000    5,082   4,453    100,000    6,122    5,494    100,000

    6       1,500     10,713   4,945    4,406    100,000    6,187   5,649    100,000    7,707    7,168    100,000

    7       1,500     12,824   5,642    5,193    100,000    7,302   6,853    100,000    9,417    8,969    100,000

    8       1,500     15,040   6,282    5,923    100,000    8,421   8,062    100,000   11,262   10,903    100,000

    9       1,500     17,367   6,858    6,588    100,000    9,537   9,268    100,000   13,251   12,982    100,000

   10       1,500     19,810   7,365    7,365    100,000   10,646  10,646    100,000   15,395   15,395    100,000

   15       1,500     33,986   8,667    8,667    100,000   15,879  15,879    100,000   29,121   29,121    100,000

   20       1,500     52,079   7,003    7,003    100,000   19,687  19,687    100,000   50,746   50,746    100,000

   25       1,500     75,170     (*)      (*)        (*)   19,705  19,705    100,000   87,111   87,111    101,049

   30       1,500    104,641     (*)      (*)        (*)   10,491  10,491    100,000  149,298  149,298    159,749

   35       1,500    142,254     (*)      (*)        (*)      (*)     (*)        (*)  250,764  250,764    263,302

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,500      1,575     796        0    100,796      860       0    100,860      925       27    100,925

    2       1,500      3,229   1,793      896    101,793    1,978   1,081    101,978    2,171    1,274    102,171

    3       1,500      4,965   2,751    1,943    102,751    3,120   2,313    103,120    3,521    2,713    103,521

    4       1,500      6,788   3,670    2,952    103,670    4,288   3,570    104,288    4,983    4,265    104,983

    5       1,500      8,703   4,552    3,924    104,552    5,482   4,853    105,482    6,571    5,942    106,571

    6       1,500     10,713   5,397    4,858    105,397    6,704   6,165    106,704    8,296    7,758    108,296

    7       1,500     12,824   6,193    5,745    106,193    7,942   7,494    107,942   10,161    9,712    110,161

    8       1,500     15,040   6,931    6,572    106,931    9,187   8,828    109,187   12,167   11,808    112,167

    9       1,500     17,367   7,610    7,341    107,610   10,437  10,168    110,437   14,329   14,060    114,329

   10       1,500     19,810   8,221    8,221    108,221   11,682  11,682    111,682   16,651   16,651    116,651


   15       1,500     33,986  10,477   10,477    110,477   18,031  18,031    118,031   31,632   31,632    131,632

   20       1,500     52,079  10,710   10,710    110,710   23,760  23,760    123,760   54,303   54,303    154,303

   25       1,500     75,170   7,771    7,771    107,771   27,485  27,485    127,485   87,582   87,582    187,582

   30       1,500    104,641     (*)      (*)        (*)   26,171  26,171    126,171  135,472  135,472    235,472

   35       1,500    142,254     (*)      (*)        (*)   13,912  13,912    113,912  202,743  202,743    302,743

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 45

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       1,500      1,575     748        0    100,748      810       0    100,810      873       0    100,873

    2       1,500      3,229   1,664      766    101,664    1,842     944    101,842    2,028   1,131    102,028

    3       1,500      4,965   2,536    1,728    102,536    2,887   2,080    102,887    3,269   2,461    103,269

    4       1,500      6,788   3,361    2,643    103,361    3,944   3,226    103,944    4,602   3,884    104,602

    5       1,500      8,703   4,137    3,509    104,137    5,009   4,381    105,009    6,033   5,405    106,033

    6       1,500     10,713   4,861    4,322    104,861    6,079   5,540    106,079    7,567   7,029    107,567

    7       1,500     12,824   5,525    5,077    105,525    7,146   6,697    107,146    9,209   8,760    109,209

    8       1,500     15,040   6,126    5,767    106,126    8,204   7,845    108,204   10,961  10,602    110,961

    9       1,500     17,367   6,655    6,386    106,655    9,243   8,974    109,243   12,826  12,557    112,826

   10       1,500     19,810   7,108    7,108    107,108   10,257  10,257    110,257   14,809  14,809    114,809


   15       1,500     33,986   7,992    7,992    107,992   14,608  14,608    114,608   26,644  26,644    126,644

   20       1,500     52,079   5,673    5,673    105,673   16,391  16,391    116,391   42,448  42,448    142,448

   25       1,500     75,170     (*)      (*)        (*)   12,425  12,425    112,425   61,419  61,419    161,419

   30       1,500    104,641     (*)      (*)        (*)      (*)     (*)        (*)   80,800  80,800    180,800

   35       1,500    142,254     (*)      (*)        (*)      (*)     (*)        (*)   92,554  92,554    192,554

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)    GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A
       MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR
       AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON
       ALL PREMIUMS.

(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS
       INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS
       APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR
LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE
INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF
INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN
IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED
ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.


                                             DEATH BENEFIT OPTION 1
                                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       2,500      2,625   1,386      223    100,000    1,495     333    100,000    1,605      443    100,000

    2       2,500      5,381   2,961    1,799    100,000    3,275   2,112    100,000    3,602    2,439    100,000

    3       2,500      8,275   4,489    3,443    100,000    5,109   4,063    100,000    5,782    4,736    100,000

    4       2,500     11,314   5,949    5,019    100,000    6,982   6,052    100,000    8,147    7,217    100,000

    5       2,500     14,505   7,327    6,513    100,000    8,878   8,064    100,000   10,701    9,887    100,000

    6       2,500     17,855   8,626    7,929    100,000   10,805  10,107    100,000   13,471   12,773    100,000

    7       2,500     21,373   9,844    9,262    100,000   12,760  12,178    100,000   16,479   15,898    100,000

    8       2,500     25,066  10,965   10,500    100,000   14,732  14,267    100,000   19,743   19,278    100,000

    9       2,500     28,945  11,988   11,639    100,000   16,721  16,372    100,000   23,293   22,944    100,000

   10       2,500     33,017  12,919   12,919    100,000   18,735  18,735    100,000   27,174   27,174    100,000

   15       2,500     56,644  15,657   15,657    100,000   28,929  28,929    100,000   53,773   53,773    100,000

   20       2,500     86,798  13,769   13,769    100,000   39,070  39,070    100,000   99,843   99,843    106,832

   25       2,500    125,284   3,152    3,152    100,000   47,636  47,636    100,000  178,503  178,503    187,428

   30       2,500    174,402     (*)      (*)        (*)   51,634  51,634    100,000  304,551  304,551    319,778

   35       2,500    237,091     (*)      (*)        (*)   43,079  43,079    100,000  502,828  502,828    527,969

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 1
                                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       2,500      2,625   1,212       50    100,000    1,316     154    100,000    1,421      258    100,000

    2       2,500      5,381   2,542    1,380    100,000    2,832   1,670    100,000    3,135    1,973    100,000

    3       2,500      8,275   3,778    2,732    100,000    4,340   3,294    100,000    4,953    3,906    100,000

    4       2,500     11,314   4,913    3,983    100,000    5,833   4,903    100,000    6,878    5,948    100,000

    5       2,500     14,505   5,937    5,123    100,000    7,301   6,488    100,000    8,915    8,101    100,000

    6       2,500     17,855   6,842    6,145    100,000    8,735   8,037    100,000   11,070   10,372    100,000

    7       2,500     21,373   7,617    7,036    100,000   10,121   9,540    100,000   13,348   12,767    100,000

    8       2,500     25,066   8,245    7,780    100,000   11,443  10,978    100,000   15,753   15,288    100,000

    9       2,500     28,945   8,708    8,359    100,000   12,682  12,333    100,000   18,289   17,940    100,000

   10       2,500     33,017   8,989    8,989    100,000   13,818  13,818    100,000   20,963   20,963    100,000

   15       2,500     56,644   7,002    7,002    100,000   17,234  17,234    100,000   37,407   37,407    100,000

   20       2,500     86,798     (*)      (*)        (*)   12,880  12,880    100,000   62,409   62,409    100,000

   25       2,500    125,284     (*)      (*)        (*)      (*)     (*)        (*)  109,545  109,545    115,023

   30       2,500    174,402     (*)      (*)        (*)      (*)     (*)        (*)  190,458  190,458    199,981

   35       2,500    237,091     (*)      (*)        (*)      (*)     (*)        (*)  314,104  314,104    329,809

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                 CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       2,500      2,625   1,374      211    101,374    1,482     320    101,482    1,591      429    101,591

    2       2,500      5,381   2,927    1,764    102,927    3,236   2,074    103,236    3,559    2,397    103,559

    3       2,500      8,275   4,419    3,373    104,419    5,029   3,983    105,029    5,691    4,645    105,691

    4       2,500     11,314   5,832    4,902    105,832    6,841   5,911    106,841    7,980    7,050    107,980

    5       2,500     14,505   7,144    6,330    107,144    8,651   7,837    108,651   10,420    9,607    110,420

    6       2,500     17,855   8,362    7,664    108,362   10,463   9,765    110,463   13,032   12,335    113,032

    7       2,500     21,373   9,478    8,897    109,478   12,268  11,687    112,268   15,824   15,242    115,824

    8       2,500     25,066  10,477   10,012    110,477   14,049  13,584    114,049   18,794   18,329    118,794

    9       2,500     28,945  11,354   11,005    111,354   15,797  15,448    115,797   21,956   21,607    121,956

   10       2,500     33,017  12,115   12,115    112,115   17,516  17,516    117,516   25,333   25,333    125,333

   15       2,500     56,644  13,550   13,550    113,550   24,855  24,855    124,855   46,145   46,145    146,145

   20       2,500     86,798   9,551    9,551    109,551   28,172  28,172    128,172   73,441   73,441    173,441

   25       2,500    125,284     (*)      (*)        (*)   22,016  22,016    122,016  106,695  106,695    206,695

   30       2,500    174,402     (*)      (*)        (*)      (*)     (*)        (*)  141,554  141,554    241,554

   35       2,500    237,091     (*)      (*)        (*)      (*)     (*)        (*)  168,976  168,976    268,976

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                             DEATH BENEFIT OPTION 2
                                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: AGE 55

                                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                                       CASH                        CASH                         CASH
           ANNUAL PREMIUMS    CASH     SURR     DEATH      CASH    SURR     DEATH      CASH     SURR     DEATH
  YEAR     PAID     AT 5%     VALUE   VALUE    BENEFIT    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT
    1       2,500      2,625   1,197       35    101,197    1,300     138    101,300    1,404      241    101,404

    2       2,500      5,381   2,500    1,338    102,500    2,785   1,623    102,785    3,083    1,921    103,083

    3       2,500      8,275   3,693    2,647    103,693    4,242   3,196    104,242    4,840    3,794    104,840

    4       2,500     11,314   4,768    3,838    104,768    5,660   4,730    105,660    6,671    5,741    106,671

    5       2,500     14,505   5,715    4,901    105,715    7,024   6,211    107,024    8,571    7,758    108,571

    6       2,500     17,855   6,523    5,825    106,523    8,319   7,622    108,319   10,534    9,836    110,534

    7       2,500     21,373   7,179    6,598    107,179    9,527   8,946    109,527   12,549   11,968    112,549

    8       2,500     25,066   7,665    7,200    107,665   10,622  10,157    110,622   14,600   14,135    114,601

    9       2,500     28,945   7,962    7,613    107,962   11,578  11,229    111,578   16,669   16,320    116,669

   10       2,500     33,017   8,052    8,052    108,052   12,366  12,366    112,366   18,734   18,734    118,734

   15       2,500     56,644   4,841    4,841    104,841   12,798  12,798    112,798   28,282   28,282    128,282

   20       2,500     86,798     (*)      (*)        (*)    2,956   2,956    102,956   32,479   32,479    132,479

   25       2,500    125,284     (*)      (*)        (*)      (*)     (*)        (*)   19,082   19,082    119,082

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                                   APPENDIX 3

The following performance tables display historical investment results of the underlying Mutual Fund sub-accounts of the Variable Account. This information may be useful in helping potential investors in deciding which underlying Mutual Fund sub-accounts to choose and in assessing the competence of the underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying Mutual Fund sub-accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.

                                                       PERFORMANCE TABLES
                                                          TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL PERCENTAGE
                                                     CHANGE                      NON-ANNUALIZED PERCENTAGE CHANGE
------------------------------------------------------------------------------------------------------------------------------------
                                  Fund                                                                                     Inception
                                Inception                             1 Mo. to  1 Yr. to  2 Yrs. to  3 Yrs. to  5 Yrs. to     to
                                  Date*      1992     1993     1994   12/31/94  12/31/94  12/31/94   12/31/94   12/31/94    12/31/94
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS CORPORATION

Stock Index Fund                09/29/89      6.25     8.46    0.08     1.37       0.08      8.55     15.33      42.22       45.00
Socially Responsible Growth     10/06/93      N/A*     N/A*    0.69     1.12       0.69      N/A*      N/A*       N/A*        7.89
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND & VIP
FUND II

Asset Manager Portfolio         09/06/89     10.98    20.09   -6.84    -2.26      -6.84     11.87     24.16      59.97       60.70
High Income Portfolio           09/19/85     22.07    19.55   -2.33     0.49      -2.33     16.76     42.53      85.22      140.61
Equity-Income Portfolio         10/09/86     16.04    17.26    6.22     0.26       6.22     24.55     44.53      58.37      120.13
Overseas Portfolio              01/28/87    -11.43    36.14    0.92    -0.64       0.92     37.39     21.69      27.26       60.61
Growth Portfolio                10/09/86      8.44    18.42   -0.81     2.49      -0.81     17.45     27.37      60.98      147.94
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST

Money Market Fund               11/10/81      2.58     1.93    3.05     0.38       3.05      5.04      7.75      21.32      127.34
Government Bond Fund            11/08/82      7.00     8.64   -4.00     0.81      -4.00      4.30     11.60      40.33      168.83
Total Return Fund               11/08/82      7.31    10.03    0.27     1.02       0.27     10.33     18.40      48.39      334.95
Capital Appreciation Fund       04/15/92      N/A*     8.73   -1.69     2.00      -1.69      6.90      N/A*       N/A*       12.44
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST

Growth Portfolio                09/10/84      8.66     5.94   -5.74     1.23      -5.74     -0.15      8.50      27.17      182.83
Limited Maturity Bond           09/10/84      4.33     5.78   -0.95     0.08      -0.95      4.77      9.31      29.74      112.43
Portfolio
Partners Portfolio              03/22/94      N/A*     N/A*    N/A*     0.86       N/A*      N/A*      N/A*       N/A*       -2.90
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Multiple Strategies Fund        02/09/87      8.12    15.02   -2.73     0.33      -2.73     11.89     20.98      37.19       97.05
Bond Fund                       04/30/85      5.65    12.14   -2.72    -1.08      -2.72      9.09     15.25      43.97      124.82
Global Securities Fund          11/12/90     -7.85    68.96   -6.47    -2.52      -6.47     58.03     45.62       N/A*       49.78
------------------------------------------------------------------------------------------------------------------------------------
STRONG VIP FUNDS

Strong Discovery Fund II, Inc.  05/08/92      N/A*    21.05   -6.14     1.50      -6.14     13.62      N/A*       N/A*       23.08
Strong Special Fund II, Inc.    05/08/92      N/A*    24.17    2.77     0.08       2.77     27.62      N/A*       N/A*       47.48
------------------------------------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.

TCI Growth                      11/20/87     -2.13     9.43   -1.95     1.81      -1.95      7.29      5.01      44.72       91.95
TCI Balanced                    05/01/91     -6.80     6.83   -0.19     1.19      -0.19      6.63     -0.62       N/A*       24.10
TCI International               05/01/94      N/A*     N/A*    N/A*    -1.31       N/A*      N/A*      N/A*       N/A*       -5.50
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST

Worldwide Bond Fund             09/01/89     -6.06     6.92   -2.10    -0.16      -2.10      4.67     -1.67      27.50       28.06
Gold and Natural Resources      09/01/89     -4.86    63.52   -5.55     2.59      -5.55     54.44     46.93      20.61       30.76
Fund
------------------------------------------------------------------------------------------------------------------------------------

This table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.80% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying Mutual Funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

*The underlying Mutual Fund Inception Date is the date the underlying Mutual Fund first became effective, which is not necessarily the same date the underlying Mutual Fund was first made available through the Variable Account. For those underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such underlying Mutual Funds would have achieved (reduced by the 0.80% asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

                               PERFORMANCE TABLES
                                  TOTAL RETURN
                                   (CONTINUED)

-----------------------------------------------------------------
                         ANNUALIZED PERCENTAGE
                                CHANGE
-----------------------------------------------------------------
                              3 Yrs. to  5 Yrs. to   Inception to
                              12/31/94   12/31/94      12/31/94
-----------------------------------------------------------------
DREYFUS CORPORATION

Stock Index Fund                  4.87     7.30     7.33
Socially Responsible Growth       N/A*     N/A*     6.34
Fund
-----------------------------------------------------------------
FIDELITY VIP FUND & VIP
FUND II

Asset Manager Portfolio           7.48     9.85     9.33
High Income Portfolio            17.54    13.12     9.92
Equity-Income Portfolio          13.06     9.63    10.07
Overseas Portfolio                6.76     4.94     6.16
Growth Portfolio                  8.40     9.99    11.67
-----------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST

Money Market Fund                 2.52     3.94     6.45
Government Bond Fund              3.73     7.01     8.48
Total Return Fund                 5.79     8.21    12.87
Capital Appreciation Fund         N/A*     N/A*     4.42
-----------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST

Growth Portfolio                  2.76     4.93    10.62
Limited Maturity Bond             3.01     5.35     7.59
Portfolio
Partners Portfolio                N/A*     N/A*    -3.74
-----------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Multiple Strategies Fund          6.55     6.53     8.98
Bond Fund                         4.85     7.56     8.74
Global Securities Fund           13.35     N/A*    10.27
----------------------------------------------------------------
STRONG VIP FUNDS

Strong Discovery Fund II, Inc.    N/A*     N/A*     8.17
Strong Special Fund II, Inc.      N/A*     N/A*    15.82
----------------------------------------------------------------
TCI PORTFOLIOS, INC.

TCI Growth                        1.64     7.67     9.60
TCI Balanced                     -0.21     N/A*     6.06
TCI International                 N/A*     N/A*    -8.17
----------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST

Worldwide Bond Fund              -0.56     4.98     4.75
Gold and Natural Resources       13.69     3.82     5.16
Fund
----------------------------------------------------------------

                                                             PERFORMANCE TABLES
                                                                 CASH VALUES
--------------------------------------------------------------------------------------------------------------------------
                                             1 YR. TO 12/31/94  2 YRS. TO 12/31/94  3 YRS. TO 12/31/94  5 YRS. TO 12/31/94

--------------------------------------------------------------------------------------------------------------------------
                                      Fund              Cash                 Cash              Cash                 Cash
                                    Inception  Cash.    Surr.     Cash.      Surr.    Cash.    Surr.       Cash.    Surr.
                                      Date**   Value    Value     Value      Value    Value    Value       Value    Value
--------------------------------------------------------------------------------------------------------------------------
DREYFUS CORPORATION

Stock Index Fund                    09/29/89   7,941    3,135    16,777     11,971   26,019   21,694      49,296   45,932
Socially Responsible Growth         10/06/93   8,007    3,201     N/A**      N/A**    N/A**    N/A**       N/A**    N/A**
Fund
--------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND & VIP
FUND II

Asset Manager Portfolio             09/06/89   7,354    2,548    16,512     11,706   26,544   22,219      51,537   48,173
High Income Portfolio               09/19/85   7,747    2,941    17,326     12,520   29,006   24,681      59,374   56,010
Equity-Income Portfolio             10/09/86   8,489    3,683    18,709     13,903   30,413   26,088      58,153   54,788
Overseas Portfolio                  01/28/87   8,072    3,266    19,451     14,645   29,167   24,841      49,682   46,318
Growth Portfolio                    10/09/86   7,834    3,028    17,460     12,655   27,643   23,317      55,370   52,006
--------------------------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST

Money Market Fund                   11/10/81   8,202    3,397    16,712     11,906   25,362   21,036      44,010   40,646
Government Bond Fund                11/08/82   7,581    2,775    16,100     11,294   25,068   20,743      46,590   43,226
Total Return Fund                   11/08/82   7,982    3,176    16,975     12,169   26,497   22,171      51,401   48,037
Capital Appreciation Fund           04/15/92   7,787    2,981    16,445     11,639    N/A**    N/A**       N/A**    N/A**
--------------------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST

Growth Portfolio                    09/10/84   7,434    2,628    15,529     10,723   24,213   19,888      45,517   42,153
Limited Maturity Bond               09/10/84   7,854    3,048    16,382     11,576   25,160   20,834      45,125   41,761
Portfolio
Partners Portfolio                  03/22/94   N/A**    N/A**     N/A**      N/A**    N/A**    N/A**       N/A**    N/A**
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Multiple Strategies Fund            02/09/87   7,708    2,902    16,853     12,047   26,597   22,272      48,758   45,393
Bond Fund                           04/30/85   7,705    2,899    16,628     11,823   25,895   21,570      48,176   44,812
Global Securities Fund              11/12/90   7,426    2,620    20,553     15,747   32,240   27,915       N/A**    N/A**
--------------------------------------------------------------------------------------------------------------------------
STRONG VIP FUNDS

Strong Discovery Fund II, Inc.      05/08/92   7,386    2,580    16,650     11,844    N/A**    N/A**       N/A**    N/A**
Strong Special Fund II, Inc.        05/08/92   8,207    3,401    18,699     13,893    N/A**    N/A**       N/A**    N/A**
--------------------------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.

TCI Growth                          11/20/87   7,762    2,956    16,498     11,692   24,807   20,482      48,377   45,012
TCI Balanced                        05/01/91   7,929    3,123    16,598     11,792   24,448   20,122       N/A**    N/A**
TCI International                   05/01/94   N/A**    N/A**     N/A**      N/A**    N/A**    N/A**       N/A**    N/A**
--------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST

Worldwide Bond Fund                 09/01/89   7,733    2,927    16,237     11,431   24,093   19,768      43,461   40,097
Gold and Natural Resources          09/01/89   7,479    2,673    20,405     15,599   32,181   27,855      52,760   49,396
Fund
--------------------------------------------------------------------------------------------------------------------------

This table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 45 year-old male, non-tobacco preferred, with a level death benefit and an initial specified amount of $495,941 (based on a guideline-level premium of $10,000 issued on a preferred basis). The cash surrender value figures reflect the deduction of all applicable Policy Charges, including a deduction from each premium payment, a 0.80% asset charge, applicable cost of insurance charges, surrender charges, and a monthly administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying Mutual Funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

**The underlying Mutual Fund Inception Date is the date the underlying Mutual Fund first became effective, which is not necessarily the same date the underlying Mutual Fund was first made available through the Variable Account. For those underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the cash values will show the investment performance such underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain underlying Mutual Funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

                               PERFORMANCE TABLES
                                  TOTAL RETURN
                                   (CONTINUED)

--------------------------------------------------------------------------------
                                  10 YRS. TO               INCEPTION
                                  12/31/94                TO 12/31/94
--------------------------------------------------------------------------------
                                   Cash.      Cash Surr.     Cash.    Cash Surr.
                                   Value        Value        Value      Value
--------------------------------------------------------------------------------
DREYFUS CORPORATION

Stock Index Fund                   N/A**         N/A**       61,163     58,280
Socially Responsible Growth        N/A**         N/A**       17,775     12,969
Fund
--------------------------------------------------------------------------------
FIDELITY VIP FUND & VIP
FUND II

Asset Manager Portfolio            N/A**         N/A**       62,087     59,204
High Income Portfolio              N/A**         N/A**      131,372    131,372
Equity-Income Portfolio            N/A**         N/A**      114,964    113,522
Overseas Portfolio                 N/A**         N/A**       88,144     86,222
Growth Portfolio                   N/A**         N/A**      119,739    118,297
--------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST

Money Market Fund                101,291       101,291      158,140    158,140
Government Bond Fund             118,669       118,669      170,946    170,946
Total Return Fund                139,378       139,378      219,326    219,326
Capital Appreciation Fund          N/A**         N/A**       26,238     21,913
--------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST

Growth Portfolio                 130,719       130,719      136,635    136,635
Limited Maturity Bond            109,134       109,134      120,830    120,830
Portfolio
Partners Portfolio                 N/A**         N/A**        7,918      3,112
--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Multiple Strategies Fund           N/A**         N/A**       91,155     89,232
Bond Fund                          N/A**         N/A**      120,173    120,173
Global Securities Fund             N/A**         N/A**       53,755     50,391
--------------------------------------------------------------------------------
STRONG VIP FUNDS

Strong Discovery Fund II, Inc.     N/A**         N/A**       27,436     23,110
Strong Special Fund II, Inc.       N/A**         N/A**       30,246     25,921
--------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.

TCI Growth                         N/A**         N/A**       90,448     88,525
TCI Balanced                       N/A**         N/A**       36,069     32,224
TCI International                  N/A**         N/A**        7,975      3,169
--------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST

Worldwide Bond Fund                N/A**         N/A**       53,137     50,254
Gold and Natural Resources         N/A**         N/A**       60,565     57,682
Fund
--------------------------------------------------------------------------------

                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  Nationwide VLI Separate Account-2
  Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1994, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1994, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

      Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in
Schedule I is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 3, 1995

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1994


ASSETS:
   Investments at market value:
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
        17,066 shares (cost $229,907) ...............................    $    225,779
      Dreyfus Stock Index Fund (DryStkIx)
        43,240 shares (cost $563,926) ...............................         559,526
      Fidelity VIP -- Equity-Income Portfolio (FidEqInc)
        697,536 shares (cost $10,605,997) ...........................      10,707,181
      Fidelity VIP -- Growth Portfolio (FidGro)
        620,392 shares (cost $13,197,513) ...........................      13,456,301
      Fidelity VIP -- High Income Portfolio (FidHiInc)
        323,349 shares (cost $3,487,968) ............................       3,479,234
      Fidelity VIP -- Overseas Portfolio (FidOSeas)
        638,682 shares (cost $10,310,133) ...........................      10,008,141
      Fidelity VIP-II -- Asset Manager Portfolio (FidAsMgr)
        979,509 shares (cost $14,057,007) ...........................      13,507,428
      Nationwide SAT -- Capital Appreciation Fund (NWCapApp)
        96,931 shares (cost $1,061,238) .............................       1,058,489
      Nationwide SAT -- Government Bond Fund (NWGvtBd)
        290,229 shares (cost $3,109,145) ............................       2,960,341
      Nationwide SAT -- Money Market Fund (NWMyMkt)
        23,348,692 shares (cost $23,348,692) ........................      23,348,692
      Nationwide SAT -- Total Return Fund (NWTotRet)
        819,787 shares (cost $8,206,513) ............................       7,951,937
      Neuberger & Berman -- Growth Portfolio (NBGro)
        177,087 shares (cost $3,641,513) ............................       3,596,635
      Neuberger & Berman -- Limited Maturity Bond Portfolio (NBLtdMat)
        175,119 shares (cost $2,486,014) ............................       2,455,173
      Neuberger & Berman -- Partners Portfolio (NBPart)
        29,166 shares (cost $284,180) ...............................         284,956
      Oppenheimer -- Bond Fund (OppBdFd)
        161,232 shares (cost $1,824,307) ............................       1,738,080
      Oppenheimer -- Global Securities Fund (OppGlSec)
        280,112 shares (cost $4,446,200) ............................       4,226,889
      Oppenheimer -- Multiple Strategies Fund (OppMult)
        218,847 shares (cost $2,878,510) ............................       2,825,318
      Strong VIP -- Strong Discovery Fund II, Inc. (StDisc2)
        235,086 shares (cost $2,502,680) ............................       2,367,311
      Strong VIP -- Strong Special Fund II, Inc. (StSpec2)
        362,758 shares (cost $5,317,192) ............................       5,162,053
      TCI Portfolios -- TCI Balanced (TCIBal)
        154,092 shares (cost $945,391) ..............................         918,387
      TCI Portfolios -- TCI Growth (TCIGro)
        579,319 shares (cost $5,277,073) ............................       5,335,528
      TCI Portfolios -- TCI International (TCIInt)
        99,911 shares (cost $486,109) ...............................         474,578
      Van Eck -- Global Bond Fund (VEGlobBd)
        115,655 shares (cost $1,175,056) ............................       1,180,841
      Van Eck -- Gold and Natural Resources Fund (VEGoldNR)
        200,034 shares (cost $2,815,779) ............................       2,624,440
                                                                         ------------
                 Total investments ..................................     120,453,238
    Accounts receivable .............................................         524,383
                                                                         ------------
                 Total assets .......................................    $120,977,621
                                                                         ============
CONTRACT OWNERS' EQUITY .............................................    $120,977,621
                                                                         ============

Contract owners' equity represented by:

                                                                                       Units               Unit Value
                                                                                     ---------             ----------
Single Premium contracts issued prior to April 16, 1990:
  Fidelity VIP -- Equity-Income Portfolio                                               13,321            $19.708533    $    262,537
  Fidelity VIP -- Growth Portfolio                                                       9,478             22.566466         213,885
  Fidelity VIP -- High Income Portfolio                                                  3,361             18.151674          61,008
  Fidelity VIP -- Overseas Portfolio                                                    13,422             16.131866         216,522
  Fidelity VIP-II -- Asset Manager Portfolio                                             2,603             15.607540          40,626
  Nationwide SAT -- Government Bond Fund                                                 6,330             16.457035         104,173
  Nationwide SAT -- Money Market Fund                                                   11,053             13.652006         150,896
  Nationwide SAT -- Total Return Fund                                                    1,202             17.312690          20,811
  Neuberger & Berman -- Growth Portfolio                                                 5,016             17.608267          88,323
  Neuberger & Berman -- Limited Maturity Bond Portfolio                                  3,923             14.475203          56,786
  Oppenheimer -- Global Securities Fund                                                  1,694             11.358489          19,241
  Strong VIP -- Strong Special Fund II                                                     223             14.690448           3,276
  TCI Portfolios -- TCI Growth                                                           9,010             19.544976         176,100
  Van Eck -- Global Bond Fund                                                               23             12.443161             286
  Van Eck -- Gold and Natural Resources Fund                                             4,470             11.677805          52,200

Single Premium contracts issued on or after April 16, 1990:
  The Dreyfus Socially Responsible Growth Fund, Inc.                                     1,810             10.722275          19,407
  Dreyfus Stock Index Fund                                                               2,251             10.088849          22,710
  Fidelity VIP -- Equity-Income Portfolio                                              323,332             16.234159       5,249,023
  Fidelity VIP -- Growth Portfolio                                                     280,939             15.715602       4,415,126
  Fidelity VIP -- High Income Portfolio                                                 67,741             18.805616       1,273,911
  Fidelity VIP -- Overseas Portfolio                                                   412,762             11.700527       4,829,533
  Fidelity VIP-II -- Asset Manager Portfolio                                           408,876             15.350115       6,276,294
  Nationwide SAT -- Capital Appreciation Fund                                            8,559             11.312336          96,822
  Nationwide SAT -- Government Bond Fund                                               156,063             13.739287       2,144,194
  Nationwide SAT -- Money Market Fund                                                1,309,314             11.534440      15,102,204
  Nationwide SAT -- Total Return Fund                                                  120,485             15.031721       1,811,097
  Neuberger & Berman -- Growth Portfolio                                               115,954             12.508337       1,450,392
  Neuberger & Berman -- Limited Maturity Bond Portfolio                                 82,503             12.496729       1,031,018
  Neuberger & Berman -- Partners Portfolio                                               5,109             10.018146          51,183
  Oppenheimer -- Bond Fund                                                              47,345             13.903136         658,244
  Oppenheimer -- Global Securities Fund                                                121,746             11.309050       1,376,832
  Oppenheimer -- Multiple Strategies Fund                                              111,321             13.693997       1,524,429
  Strong VIP -- Strong Discovery Fund II, Inc.                                          91,405             12.144445       1,110,063
  Strong VIP -- Strong Special Fund II, Inc.                                           118,446             14.552799       1,723,721
  TCI Portfolios -- TCI Balanced                                                        49,551             10.801955         535,248
  TCI Portfolios -- TCI Growth                                                         198,216             13.226279       2,621,660
  TCI Portfolios -- TCI International Fund                                              25,205              9.392654         236,742
  Van Eck -- Global Bond Fund                                                           37,371             12.237880         457,342
  Van Eck -- Gold and Natural Resources Fund                                            96,291             12.988341       1,250,660

Multiple Payment contracts and Flexible Premium contracts:
  The Dreyfus Socially Responsible Growth Fund, Inc.                                    19,208             10.788547         207,226
  Dreyfus Stock Index Fund                                                              52,892             10.151919         536,955
  Fidelity VIP -- Equity-Income Portfolio                                              313,251             16.576413       5,192,578
  Fidelity VIP -- Growth Portfolio                                                     557,100             15.828463       8,818,037
  Fidelity VIP -- High Income Portfolio                                                123,032             17.428943       2,144,318
  Fidelity VIP -- Overseas Portfolio                                                   395,360             12.540728       4,958,102
  Fidelity VIP-II -- Asset Manager Portfolio                                           521,838             13.774855       7,188,243
  Nationwide SAT -- Capital Appreciation Fund                                           83,892             11.465403         961,856
  Nationwide SAT -- Government Bond Fund                                                55,992             12.720514         712,247
  Nationwide SAT -- Money Market Fund                                                  772,913             11.176411       8,638,393
  Nationwide SAT -- Total Return Fund                                                  430,902             14.205723       6,121,274
  Neuberger & Berman -- Growth Portfolio                                               168,359             12.214794       2,056,471
  Neuberger & Berman -- Limited Maturity Bond Portfolio                                114,924             11.900389       1,367,640
  Neuberger & Berman -- Partners Portfolio                                              23,346             10.038887         234,368
  Oppenheimer -- Bond Fund                                                              82,713             13.065574       1,080,693
  Oppenheimer -- Global Securities Fund                                                248,498             11.379737       2,827,842
  Oppenheimer -- Multiple Strategies Fund                                               97,117             13.372968       1,298,743
  Strong VIP -- Strong Discovery Fund II, Inc.                                         102,169             12.307607       1,257,456
  Strong VIP -- Strong Special Fund II, Inc.                                           232,802             14.748256       3,433,423
  TCI Portfolios -- TCI Balanced                                                        35,010             10.948128         383,294
  TCI Portfolios -- TCI Growth                                                         204,938             12.417011       2,544,717
  TCI Portfolios -- TCI International                                                   25,025              9.412116         235,538
  Van Eck -- Global Bond Fund                                                           63,390             11.388987         721,948
  Van Eck -- Gold and Natural Resources Fund                                            93,221             14.178501       1,321,734
                                                                                     =========             =========    ------------
                                                                                                                        $120,977,621
                                                                                                                        ============

See accompanying notes to financial statements

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                                               1994             1993             1992
                                                           ------------     ------------      -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ..............   $  3,376,057          974,676          604,541
                                                           ------------     ------------      -----------
   Gain (loss) on investments:
      Proceeds from redemption of mutual fund shares ...    184,340,809      115,961,691       40,509,633
      Cost of mutual fund shares sold ..................   (184,441,475)    (113,135,035)     (39,859,527)
                                                           ------------     ------------      -----------
      Realized gain (loss) on investments ..............       (100,666)       2,826,656          650,106
      Change in unrealized gain (loss) on investments ..     (3,604,010)       1,224,589          (62,290)
                                                           ------------     ------------      -----------
        Net gain (loss) on investments .................     (3,704,676)       4,051,245          587,816
                                                           ------------     ------------      -----------
                    Net investment activity ............       (328,619)       5,025,921        1,192,357
                                                           ------------     ------------      -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners .....     77,172,455       31,008,045       10,528,830
   Surrenders (note 2d) ................................     (1,308,994)        (559,275)        (466,222)
   Death benefits (note 4) .............................        (15,398)        (360,580)         (75,324)
   Policy loans (net of repayments) (note 5) ...........     (2,980,396)      (1,781,013)        (974,590)
                                                           ------------     ------------      -----------
                    Net equity transactions ............     72,867,667       28,307,177        9,012,694
                                                           ------------     ------------      -----------

EXPENSES:
   Deductions for surrender charges (note 2d) ..........       (116,899)         (24,490)         (18,062)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c) .....     (5,382,393)      (1,539,443)        (390,248)
   Deductions for asset charges (note 3) ...............       (879,737)        (430,173)        (219,427)
                                                           ------------     ------------      -----------
                    Total expenses .....................     (6,379,029)      (1,994,106)        (627,737)
                                                           ------------     ------------      -----------

Net change in contract owners' equity ..................     66,160,019       31,338,992        9,577,314
Contract owners' equity beginning of period ............     54,817,602       23,478,610       13,901,296
                                                           ------------     ------------      -----------
Contract owners' equity end of period ..................   $120,977,621       54,817,602       23,478,610
                                                           ============     ============      ===========

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1994, 1993 AND 1992

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization

      The Nationwide VLI Separate Account--2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   (b) The Contracts

      Prior to December 31, 1990, only single premium life insurance contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, multiple payment life insurance contracts and flexible premium life insurance contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges.

      Contract owners may invest in the following:

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

      Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI))

      Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
      VIP);

           Fidelity VIP -- Equity-Income Portfolio (FidEqInc)
           Fidelity VIP -- Growth Portfolio (FidGro)
           Fidelity VIP -- High Income Portfolio (FidHiInc)
           Fidelity VIP -- Overseas Portfolio (FidOSeas)

      Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II)

           Fidelity VIP-II -- Asset Manager Portfolio (FidAsMgr)

      Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment adviser);

           Nationwide SAT -- Capital Appreciation Fund (NWCapApp)
           Nationwide SAT -- Government Bond Fund (NWGvtBd)
           Nationwide SAT -- Money Market Fund (NWMyMkt)
           Nationwide SAT -- Total Return Fund (NWTotRet)

      Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);

           Neuberger & Berman -- Growth Portfolio (NBGro)
           Neuberger & Berman -- Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman -- Partners Portfolio (NBPart)

      Funds of the Oppenheimer Variable Account Funds (Oppenheimer);

           Oppenheimer -- Bond Fund (OppBdFd)
           Oppenheimer -- Global Securities Fund (OppGlSec)
           Oppenheimer -- Multiple Strategies Fund (OppMult)

      Funds of the Strong Variable Insurance Products Funds (Strong VIP);

           Strong VIP -- Strong Discovery Fund II, Inc. (StDisc2)
           Strong VIP -- Strong Special Fund II, Inc. (StSpec2)

      Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);

           TCI Portfolios -- TCI Balanced (TCIBal)
           TCI Portfolios -- TCI Growth (TCIGro)
           TCI Portfolios -- TCI International (TCIInt)

      Funds of the Van Eck Investment Trust (Van Eck);

           Van Eck -- Global Bond Fund (VEGlobBd)
           Van Eck -- Gold and Natural Resources Fund (VEGoldNR)

      At December 31, 1994, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund and certain policy charges (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of investments is based on the closing net asset value per share at December 31, 1994. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

   (d) Federal Income Taxes

      The operations of the Account form a part of, and are taxed with, the operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

      Currently, no charge is being made to the Account for Federal income taxes, or reserves for such taxes, which may be attributed to the Account. However, the Company reserves the right to make such charges in the future.

(2) POLICY CHARGES

   (a) Deductions from Premiums

      On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

   (b) Cost of Insurance

      A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

   (c) Administrative Charges

      For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

      Contracts issued prior to April 16, 1990:
         Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

      Contracts issued on or after April 16, 1990:
         Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
         Purchase payments totalling $25,000 or more - $50/year

      For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

      For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

      The above charges are assessed against each contract by liquidating units.

   (d) Surrenders

      Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

      For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

      For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

      The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3) ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

      For multiple payment contracts and flexible premium contracts the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

      The above charges are assessed through the daily unit value calculation.

(4) DEATH BENEFITS

      Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

           - Beginning unit value - Jan. 1

           - Reinvested dividends and capital gains
             (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual fund.)

           - Unrealized gain (loss)
             (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

           - Asset charges
             (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

           - Ending unit value - Dec. 31

           - Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

             SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                             FIDEQINC       FIDGRO        FIDHIINC      FIDOSEAS      FIDASMGR      NWGVTBD
                                            ----------     ---------     ---------     ---------     ---------     ---------
1994
 Beginning unit value - Jan. 1              $18.583057     22.785679     18.612185     16.009316     16.778042     17.168348
----------------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains       1.395798      1.371061      1.706032       .082663       .815806      1.079469
----------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                       (.087894)    (1.381165)    (1.991707)      .196908     (1.832732)    (1.633239)
----------------------------------------------------------------------------------------------------------------------------
 Asset charges                                (.182428)     (.209109)     (.174836)     (.157021)     (.153576)     (.157543)
----------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                $19.708533     22.566466     18.151674     16.131866     15.607540     16.457035
----------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                                6%           (1)%          (2)%           1%           (7)%          (4)%
============================================================================================================================

1993
 Beginning unit value - Jan. 1              $15.870837     19.270345     15.591886     11.777024     13.992516     15.826033
----------------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains        .463717       .428707      1.282532       .275295       .649736      1.013212
----------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                       2.415095      3.287237      1.901458      4.091447      2.280467       .488744
----------------------------------------------------------------------------------------------------------------------------
 Asset charges                                (.166592)     (.200610)     (.163691)     (.134450)     (.144677)     (.159641)
----------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                $18.583057     22.785679     18.612185     16.009316     16.778042     17.168348
----------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                               17%           18%           19%           36%           20%            8%
============================================================================================================================

1992
 Beginning unit value - Jan. 1              $13.697404     17.795954     12.791968     13.316077     12.626216     14.812100
----------------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains        .489013       .461042      1.083931       .182793       .643268      1.584012
----------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                       1.823212      1.181841      1.855998     (1.599225)      .849351      (.425439)
----------------------------------------------------------------------------------------------------------------------------
 Asset charges                                (.138792)     (.168492)     (.140011)     (.122621)     (.126319)     (.144640)
----------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                $15.870837     19.270345     15.591886     11.777024     13.992516     15.826033
----------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                               16%            8%           22%          (12)%          11%            7%
============================================================================================================================

*An annualized rate of return cannot be determined as asset charges do not include the policy charges described in note 2.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

             SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992



                                           NWMYMKT        NWTOTRET       NBGRO        NBLTDMAT      OPPGLSEC      STSPEC2
                                          ----------     ---------     ---------     ---------     ---------     ---------
1994
 Beginning unit value - Jan. 1            $13.267517     17.291720     18.709214     14.635617     12.162716     14.315226
--------------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains      .512535       .875020      2.255334       .618309       .214436       .411358
--------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                      .000000      (.688478)    (3.185612)     (.641424)     (.903773)      .103258
--------------------------------------------------------------------------------------------------------------------------
 Asset charges                              (.128046)     (.165572)     (.170669)     (.137299)     (.114890)     (.139394)
--------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31              $13.652006     17.312690     17.608267     14.475203     11.358489     14.690448
--------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                              3%            0%           (6)%          (1)%          (7)%           3%
==========================================================================================================================

1993
 Beginning unit value - Jan. 1            $13.035884     15.738275     17.686598     13.856975         **            **
--------------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains      .357335       .643850       .409995       .569917
--------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                      .000000      1.067081       .782366       .345457
--------------------------------------------------------------------------------------------------------------------------
 Asset charges                              (.125702)     (.157486)     (.169745)     (.136732)
--------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31              $13.267517     17.291720     18.709214     14.635617
--------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                              2%           10%            6%            6%
==========================================================================================================================

1992
 Beginning unit value - Jan. 1            $12.726690     14.687309     16.300625     13.300964         **            **
--------------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains      .431470       .553999       .174368       .639966
--------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                      .000000       .639905      1.366598       .044916
--------------------------------------------------------------------------------------------------------------------------
 Asset charges                              (.122276)     (.142938)     (.154993)     (.128871)
--------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31              $13.035884     15.738275     17.686598     13.856975
--------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                              2%            7%            9%            4%
==========================================================================================================================

                                                TCIGRO        VEGLOBBD      VEGOLDNR
                                               ---------     ---------     ---------
1994
 Beginning unit value - Jan. 1                 19.964524     12.729709     12.382561
------------------------------------------------------------------------------------
 Reinvested dividends and capital gains          .002137       .051271       .062321
------------------------------------------------------------------------------------
 Unrealized gain (loss)                         (.236035)     (.220753)     (.652194)
------------------------------------------------------------------------------------
 Asset charges                                  (.185650)     (.117066)     (.114883)
------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                   19.544976     12.443161     11.677805
------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                                 (2)%          (2)%          (6)%
====================================================================================
1993
 Beginning unit value - Jan. 1                 18.270571         **         7.583732
------------------------------------------------------------------------------------
 Reinvested dividends and capital gains          .049805                     .035765
------------------------------------------------------------------------------------
 Unrealized gain (loss)                         1.825395                    4.857738
------------------------------------------------------------------------------------
 Asset charges                                  (.181247)                   (.094674)
------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                   19.964524                   12.382561
------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                                   9%                         63%
====================================================================================

1992
 Beginning unit value - Jan. 1                 18.695945         **         7.983003
------------------------------------------------------------------------------------
 Reinvested dividends and capital gains          .118729                     .036024
------------------------------------------------------------------------------------
 Unrealized gain (loss)                         (.376601)                   (.359988)
------------------------------------------------------------------------------------
 Asset charges                                  (.167502)                   (.075307)
------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                   18.270571                    7.583732
------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*                                  (2)%                        (5)%
====================================================================================


 *An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

**This investment option was not being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                               DRYSRGRO          DRYSTKIX       FIDEQINC       FIDGRO        FIDHIINC
                                              ----------         ---------      ---------     ---------     ---------
1994
 Beginning unit value - Jan. 1                $10.702403         10.131165      15.360584     15.923752     19.350153
---------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains          .276372           .283260       1.152726       .957853      1.773098
---------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                         (.117327)         (.195255)      (.073161)     (.966373)    (2.069306)
---------------------------------------------------------------------------------------------------------------------
 Asset charges                                  (.139173)         (.130321)      (.205990)     (.199630)     (.248329)
---------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                  $10.722275         10.088849      16.234159     15.715602     18.805616
---------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                              0%                0%             6%           (1)%          (3)%
=====================================================================================================================

1993
 Beginning unit value - Jan. 1                     **           $10.000000      13.165400     13.515048     16.267831
---------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                           1.497818        .383884       .300564      1.337665
---------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                          (1.334006)      2.000061      2.300317      1.977956
---------------------------------------------------------------------------------------------------------------------
 Asset charges                                                    (.032647)      (.188761)     (.192177)     (.233299)
---------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                                    $10.131165      15.360584     15.923752     19.350153
---------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                               1%(b)          17%            18%           19%
=====================================================================================================================

1992
 Beginning unit value - Jan. 1                     **                **        $11.404102     12.526775     13.395420
---------------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                                           .406294       .324413      1.134645
---------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                                          1.514696       .827788      1.940375
---------------------------------------------------------------------------------------------------------------------
 Asset charges                                                                   (.159692)     (.163928)     (.202609)
---------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                                                   $13.165400     13.515048     16.267831
---------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                                              15%            8%           21%
=====================================================================================================================



                                               FIDOSEAS         FIDASMGR      NWCAPAPP
                                              ---------        ---------     ---------
1994
 Beginning unit value - Jan. 1                11.652241        16.559029     11.563943
--------------------------------------------------------------------------------------
 Reinvested dividends and capital gains         .060146          .804872       .182742
--------------------------------------------------------------------------------------
 Unrealized gain (loss)                         .144272        (1.806726)     (.286826)
--------------------------------------------------------------------------------------
 Asset charges                                 (.156132)        (.207060)     (.147523)
--------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                  11.700527        15.350115     11.312336
--------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                             0%              (7)%          (2)%
======================================================================================

1993
 Beginning unit value - Jan. 1                 8.602313        13.859040     10.688742
--------------------------------------------------------------------------------------
 Reinvested dividends and capital gains         .201014          .643313       .260088
--------------------------------------------------------------------------------------
 Unrealized gain (loss)                        2.983042         2.252405       .755302
--------------------------------------------------------------------------------------
 Asset charges                                 (.134128)        (.195729)     (.140189)
--------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                  11.652241        16.559029     11.563943
--------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                             35%             19%            8%
======================================================================================

1992
 Beginning unit value - Jan. 1                 9.762186        12.551604     10.000000
--------------------------------------------------------------------------------------
 Reinvested dividends and capital gains         .133959          .639230       .116911
--------------------------------------------------------------------------------------
 Unrealized gain (loss)                       (1.169584)         .841759       .662491
--------------------------------------------------------------------------------------
 Asset charges                                 (.124248)        (.173553)     (.090660)
--------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                   8.602313        13.859040     10.688742
--------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                            (12)%             10%         7%(b)
======================================================================================


   *An annualized rate of return cannot be determined as:

    (a) Asset charges do not include the policy charges discussed in note 2;
        and

    (b) This investment option was not utilized for the entire year indicated.

  **This investment option was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                                          NWGVTBD        NWMYMKT       NWTOTRET       NBGRO
                                                         ----------     ---------     ---------     ---------
1994
 Beginning unit value - Jan. 1                           $14.383265     11.249231     15.066007     13.336899
-------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                     .902346       .433762       .760244      1.607088
-------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                   (1.366016)      .000000      (.597472)    (2.269450)
-------------------------------------------------------------------------------------------------------------
 Asset charges                                             (.180308)     (.148553)     (.197058)     (.166200)
-------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                             $13.739287     11.534440     15.031721     12.508337
-------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                        (4)%           3%            0%           (6)%
=============================================================================================================

1993
 Beginning unit value - Jan. 1                           $13.305926     11.092030     13.761364     12.652864
-------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                     .849957       .303567       .561430       .293188
-------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                     .410720       .000000       .931322       .556715
-------------------------------------------------------------------------------------------------------------
 Asset charges                                             (.183338)     (.146366)     (.188109)     (.165868)
-------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                              14.383265     11.249231     15.066007     13.336899
-------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                        8%            1%            9%            5%
=============================================================================================================

1992
 Beginning unit value - Jan. 1                           $12.499106     10.868645     12.889484     11.704085
-------------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                    1.333128       .367907       .484903       .125129
-------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                    (.357624)      .000000       .560353       .977464
-------------------------------------------------------------------------------------------------------------
 Asset charges                                             (.168684)     (.144522)     (.173376)     (.153814)
-------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                             $13.305926     11.092030     13.761364     12.652864
-------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                        6%            2%            7%            8%
=============================================================================================================



                                                      NBLTDMAT      NBPART        OPPBDFD          OPPGLSEC
                                                     ---------     ---------     ---------        ---------
1994
 Beginning unit value - Jan. 1                       12.679406     10.000000     14.362878        12.152136
-----------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                .535454       .000000       .809172          .214078
-----------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                               (.555628)      .072562     (1.086058)        (.900362)
-----------------------------------------------------------------------------------------------------------
 Asset charges                                        (.162503)     (.054416)     (.182856)        (.156802)
-----------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                         12.496729     10.018146     13.903136        11.309050
-----------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                   (1)%           0%           (3)%             (7)%
===========================================================================================================

1993
 Beginning unit value - Jan. 1                       12.047601        **         12.872824        10.000000
-----------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                .495297                     .894915          .000000
-----------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                .298894                     .774891         2.187580
-----------------------------------------------------------------------------------------------------------
 Asset charges                                        (.162386)                   (.179752)        (.035444)
-----------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                         12.679406                   14.362878        12.152136
-----------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                   5%                           12%            22%(b)
===========================================================================================================

1992
 Beginning unit value - Jan. 1                       11.606586        **         12.247292            **
-----------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                .558129                     .965315
-----------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                .038299                    (.174660)
-----------------------------------------------------------------------------------------------------------
 Asset charges                                        (.155413)                   (.165123)
-----------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                         12.047601                   12.872824
-----------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value* (a)                                   4%                            5%
===========================================================================================================

   *An annualized rate of return cannot be determined as:

    (a) Asset charges do not include the policy charges discussed in note 2;
        and

    (b) This investment option was not utilized for the entire year indicated.

  **This investment option was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                               OPPMULT       STDISC2          STSPEC2          TCIBAL
                                             ----------     ---------        ---------        ---------
1994
 Beginning unit value - Jan. 1               $14.148115     13.003547        14.230663        10.876445
-------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains         .720350       .971167          .407898          .260556
-------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                        (.993926)    (1.670283)         .103521         (.194370)
-------------------------------------------------------------------------------------------------------
 Asset charges                                 (.180542)     (.159986)        (.189283)        (.140676)
-------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                 $13.693997     12.144445        14.552799        10.801955
-------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                          (3)%          (7)%              2%              (1)%
=======================================================================================================

1993
 Beginning unit value - Jan. 1               $12.362293     10.796269        11.518529        10.232336
-------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains         .546245       .809234          .057229          .193813
-------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                        1.411883      1.546688         2.823424          .587650
-------------------------------------------------------------------------------------------------------
 Asset charges                                 (.172306)     (.148644)        (.168519)        (.137354)
-------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                 $14.148115     13.003547        14.230663        10.876445
-------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                          14%            20%              24%               6%
=======================================================================================================

1992
 Beginning unit value - Jan. 1               $11.492307     10.000000        10.000000        10.000000
-------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains         .523482       .686609          .254111          .088862
-------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                         .502568       .192175         1.351260          .231816
-------------------------------------------------------------------------------------------------------
 Asset charges                                 (.156064)     (.082515)        (.086842)        (.088342)
-------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                 $12.362293     10.796269        11.518529        10.232336
-------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                           8%           8%(b)           15%(b)            2%(b)
=======================================================================================================


                                                      TCIGRO       TCIINT       VEGLOBBD       VEGOLDNR
                                                    ---------     ---------     ---------     ---------
1994
 Beginning unit value - Jan. 1                      13.557427     10.000000     12.563474     13.820369
-------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains               .001450       .000000       .050533       .069418
-------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                              (.160376)     (.554327)     (.218292)     (.726294)
-------------------------------------------------------------------------------------------------------
 Asset charges                                       (.172222)     (.053019)     (.157835)     (.175152)
-------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                        13.226279      9.392654     12.237880     12.988341
-------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                                (2)%          (6)%          (3)%          (6)%
=======================================================================================================
1993
 Beginning unit value - Jan. 1                      12.451309         **        11.809827      8.494453
-------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains               .033826                     .949184       .039957
-------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                              1.241015                    (.037350)     5.430795
-------------------------------------------------------------------------------------------------------
 Asset charges                                       (.168723)                   (.158187)     (.144836)
-------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                        13.557427                   12.563474     13.820369
-------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                                 9%                          6%           63%
=======================================================================================================

1992
 Beginning unit value - Jan. 1                      12.787927         **        12.636322      8.974487
-------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains               .081089                    1.071867       .040438
-------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                              (.259357)                  (1.734743)     (.403465)
-------------------------------------------------------------------------------------------------------
 Asset charges                                       (.158350)                   (.163619)     (.117007)
-------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                        12.451309                   11.809827      8.494453
-------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                                (3)%                        (7)%          (5)%
=======================================================================================================


    *An annualized rate of return cannot be determined as:

     (a) Asset charges do not include the policy charges discussed in note 2;
         and

     (b) This investment option was not utilized for the entire year indicated.

   **This investment option was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                               DRYSRGRO          DRYSTKIX         FIDEQINC       FIDGRO
                                              ----------        ---------         ---------     ---------
1994
 Beginning unit value - Jan. 1                $10.715005        10.143796         15.606442     15.958341
---------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains          .278073          .284601          1.172669       .960381
---------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                         (.118575)        (.195976)         (.073581)     (.966828)
---------------------------------------------------------------------------------------------------------
 Asset charges                                  (.085956)        (.080502)         (.129117)     (.123431)
---------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                  $10.788547        10.151919         16.576413     15.828463
---------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
    in unit value* (a)                             1%               0%                6%           (1)%
=========================================================================================================

1993
 Beginning unit value - Jan. 1                $10.000000        10.000000         13.308899     13.476298
---------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains          .031142         1.499665           .389191       .299849
---------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                          .703426        (1.335764)         2.026087      2.300419
---------------------------------------------------------------------------------------------------------
 Asset charges                                  (.019563)        (.020105)         (.117735)     (.118225)
---------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                  $10.715005        10.143796         15.606442     15.958341
---------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
 in unit value* (a)                              7%(b)             1%(b)             17%           18%
=========================================================================================================

1992
 Beginning unit value - Jan. 1                      **                **         $11.469514     12.426998
---------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                                             .409816       .321995
---------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                                            1.527971       .826930
---------------------------------------------------------------------------------------------------------
 Asset charges                                                                     (.098402)     (.099625)
---------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                                                     $13.308899     13.476298
---------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
    in unit value* (a)                                                               16%            8%
=========================================================================================================




                                                   FIDHIINC      FIDOSEAS         FIDASMGR      NWCAPAPP
                                                  ---------     ---------        ---------     ---------
1994
 Beginning unit value - Jan. 1                    17.844401     12.426854        14.785784     11.662121
--------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains            1.635883       .064174          .719044       .184927
--------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                           (1.910067)      .152413        (1.615920)     (.289863)
--------------------------------------------------------------------------------------------------------
 Asset charges                                     (.141274)     (.102713)        (.114053)     (.091782)
--------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                      17.428943     12.540728        13.774855     11.465403
--------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
    in unit value* (a)                               (2)%           1%              (7)%          (2)%
========================================================================================================

1993
 Beginning unit value - Jan. 1                    14.926526      9.128094        12.312732     10.725293
--------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains            1.227974       .213405          .571816       .261975
--------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                            1.821967      3.173177         2.008516       .761628
--------------------------------------------------------------------------------------------------------
 Asset charges                                     (.132066)     (.087822)        (.107280)     (.086775)
--------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                      17.844401     12.426854        14.785784     11.662121
--------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
    in unit value* (a)                               20%           36%              20%            9%
========================================================================================================

1992
 Beginning unit value - Jan. 1                    12.228193     10.305868        11.094195     10.000000
--------------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains            1.036312       .141492          .565299       .117198
--------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                            1.775349     (1.238908)         .747233       .663590
--------------------------------------------------------------------------------------------------------
 Asset charges                                     (.113328)     (.080358)        (.093995)     (.055495)
--------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                      14.926526      9.128094        12.312732     10.725293
--------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
    in unit value* (a)                               22%          (11)%             11%            7%(b)
========================================================================================================

    *An annualized rate of return cannot be determined as:

     (a) Asset charges do not include the policy charges discussed in note 2;
     and

     (b) This investment option was not utilized for the entire year indicated.

   **This investment option was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                             NWGVTBD       NWMYMKT      NWTOTRET       NBGRO
                                            ----------    ---------    ---------     ---------
1994
 Beginning unit value - Jan. 1              $13.250482    10.845265    14.167308     12.959107
----------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains        .833925      .419275      .717782      1.562441
----------------------------------------------------------------------------------------------
 Unrealized gain (loss)                      (1.261429)     .000000     (.565055)    (2.207122)
----------------------------------------------------------------------------------------------
 Asset charges                                (.102464)    (.088129)    (.114312)     (.099632)
----------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                $12.720514    11.176411    14.205723     12.214794
----------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                         (4)%          3%           0%          (6)%
==============================================================================================

1993
 Beginning unit value - Jan. 1              $12.196370    10.639809    12.875439     12.232618
----------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains        .781559      .291848      .527331       .283612
----------------------------------------------------------------------------------------------
 Unrealized gain (loss)                        .376228      .000000      .873117       .541815
----------------------------------------------------------------------------------------------
 Asset charges                                (.103675)    (.086392)    (.108579)     (.098938)
----------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                $13.250482    10.845265    14.167308     12.959107
----------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                          9%           2%           10%          6%
==============================================================================================

1992
 Beginning unit value - Jan. 1               11.398284    10.372248    11.998073     11.257546
----------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains       1.220229      .351875      .453040       .120449
----------------------------------------------------------------------------------------------
 Unrealized gain (loss)                       (.327900)     .000000      .523204       .945268
----------------------------------------------------------------------------------------------
 Asset charges                                (.094243)    (.084314)    (.098878)     (.090645)
----------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                 12.196370    10.639809    12.875439     12.232618
----------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                          7%           3%            7%           9%
==============================================================================================


                                            NBLTDMAT      NBPART        OPPBDFD     OPPGLSEC
                                            ---------    ---------    ---------    ---------
1994
 Beginning unit value - Jan. 1              12.014277    10.000000    13.430475    12.167250
--------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains       .507651      .000000      .759284      .214589
--------------------------------------------------------------------------------------------
 Unrealized gain (loss)                      (.526553)     .072401    (1.018698)    (.905246)
--------------------------------------------------------------------------------------------
 Asset charges                               (.094986)    (.033514)    (.105487)    (.096856)
--------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                11.900389    10.038887    13.065574    11.379737
--------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                        (1)%         0%           (3)%         (6)%
============================================================================================

1993
 Beginning unit value - Jan. 1              11.358230       **        11.976650    10.000000
--------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains       .467224                   .835328      .000000
--------------------------------------------------------------------------------------------
 Unrealized gain (loss)                       .283278                   .721678     2.189077
--------------------------------------------------------------------------------------------
 Asset charges                               (.094455)                 (.103181)    (.021827)
--------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                12.014277                 13.430475    12.167250
--------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                         6%                         12%       22%(b)
============================================================================================

1992
 Beginning unit value - Jan. 1              10.886535       **        11.336437        **
--------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains       .523915                   .896156
--------------------------------------------------------------------------------------------
 Unrealized gain (loss)                       .037093                  (.162290)
--------------------------------------------------------------------------------------------
 Asset charges                               (.089313)                 (.093653)
--------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                11.358230                 11.976650
--------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value* (a)                         4%                         6%
============================================================================================


    *An annualized rate of return cannot be determined as:

     (a) Asset charges do not include the policy charges discussed in note 2;
     and

     (b) This investment option was not utilized for the entire year indicated.

 **This investment option was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES

                     YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                                    OPPMULT       STDISC2      STSPEC2        TCIBAL
                                                  ----------     ---------    ---------     ---------
1994
 Beginning unit value - Jan. 1                    $13.747705     13.112678    14.350073     10.968814
-----------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains              .702216       .983647      .412806       .263602
-----------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                             (.968729)    (1.689193)     .103139      (.196764)
-----------------------------------------------------------------------------------------------------
 Asset charges                                      (.108224)     (.099525)    (.117762)     (.087524)
-----------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                      $13.372968     12.307607    14.748256     10.948128
-----------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value*                                   (3)%          (6)%         3%            0%
=====================================================================================================

1993
 Beginning unit value - Jan. 1                    $11.952042     10.832134    11.556788     10.267347
-----------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains              .529802       .814568      .057587       .195102
-----------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                             1.368631      1.557980     2.840017       .591395
-----------------------------------------------------------------------------------------------------
 Asset charges                                      (.102770)     (.092004)    (.104319)     (.085030)
-----------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                      $13.747705     13.112678    14.350073     10.968814
-----------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value*                                   15%           21%          24%            7%
=====================================================================================================

1992
 Beginning unit value - Jan. 1                    $11.054157     10.000000    10.000000     10.000000
-----------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains              .505102       .688214      .254638       .089065
-----------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                              .484754       .194428     1.355307       .232359
-----------------------------------------------------------------------------------------------------
 Asset charges                                      (.091971)     (.050508)    (.053157)     (.054077)
-----------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                      $11.952042     10.832134    11.556788     10.267347
-----------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value*                                    8%           8%(b)       16%(b)         3%(b)
=====================================================================================================



                                                       TCIGRO       TCIINT      VEGLOBBD     VEGOLDNR
                                                     ---------    ---------    ---------    ---------
1994
 Beginning unit value - Jan. 1                       12.664593    10.000000    11.633841    15.011706
-----------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                .001356      .000000      .046884      .075618
-----------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                               (.149703)    (.555221)    (.201583)    (.791458)
-----------------------------------------------------------------------------------------------------
 Asset charges                                        (.099235)    (.032663)    (.090155)    (.117365)
-----------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                         12.417011     9.412116    11.388987    14.178501
-----------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value*                                     (2)%         (6)%         (2)%         (6)%
=====================================================================================================

1993
 Beginning unit value - Jan. 1                       11.572833        **       10.880964     9.180337
-----------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                .031592                   .876895      .043340
-----------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                               1.156915                  (.034094)    5.884613
-----------------------------------------------------------------------------------------------------
 Asset charges                                        (.096747)                 (.089924)    (.096584)
-----------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                         12.664593                 11.633841    15.011706
-----------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value*                                      9%                        7%           64%
=====================================================================================================

1992
 Beginning unit value - Jan. 1                       11.824933        **       11.582940     9.649533
-----------------------------------------------------------------------------------------------------
 Reinvested dividends and capital gains                .075139                   .985234      .043570
-----------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                               (.237534)                (1.595322)    (.435683)
-----------------------------------------------------------------------------------------------------
 Asset charges                                        (.089705)                 (.091888)    (.077083)
-----------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                         11.572833                 10.880964     9.180337
-----------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
     in unit value*                                     (2)%                      (6)%         (5)%
=====================================================================================================

    *An annualized rate of return cannot be determined as:

     (a) Asset charges do not include the policy charges discussed in note 2;
     and

     (b) This investment option was not utilized for the entire year indicated.

 **This investment option was not available.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 13. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 27, 1995

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     ASSETS                                                1994                1993
                                                                                       -----------         ----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $8,318,865 in 1994)                                        $ 8,045,906                 -
      Equity securities (cost $18,373 in 1994; $8,263 in 1993)                               24,713            16,593
   Fixed maturities held-to-maturity, at amortized cost
      (fair value $3,602,310 in 1994; $10,886,820 in 1993)                                3,688,787        10,120,978
   Mortgage loans on real estate                                                          4,222,284         3,871,560
   Real estate                                                                              252,681           253,831
   Policy loans                                                                             340,491           315,898
   Other long-term investments                                                               63,914           118,490
   Short-term investments (note 14)                                                         131,643            41,797
                                                                                        -----------        ----------
                                                                                         16,770,419        14,739,147
                                                                                        -----------        ----------

Cash                                                                                          7,436            21,835
Accrued investment income                                                                   220,540           190,886
Deferred policy acquisition costs                                                         1,064,159           811,944
Deferred Federal income tax                                                                  36,515                 -
Other assets                                                                                790,603           636,161
Assets held in Separate Accounts (note 8)                                                12,222,461         9,006,388
                                                                                        -----------        ----------
                                                                                        $31,112,133        25,406,361
                                                                                        ===========        ==========

                      LIABILITIES AND SHAREHOLDER'S EQUITY

Future policy benefits and claims (notes 6 and 8)                                        16,321,461        14,092,255
Policyholders' dividend accumulations                                                       338,058           322,686
Other policyholder funds                                                                     72,770            71,959
Accrued Federal income tax (note 7):
   Current                                                                                   13,126            12,294
   Deferred                                                                                       -            31,659
                                                                                        -----------        ----------
                                                                                             13,126            43,953
                                                                                        -----------        ----------

Other liabilities                                                                           235,778           217,952
Liabilities related to Separate Accounts (note 8)                                        12,222,461         9,006,388
                                                                                        -----------        ----------
                                                                                         29,203,654        23,755,193
                                                                                        -----------        ----------

Shareholder's equity (notes 3, 4, 7 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                 3,815             3,815
   Paid-in additional capital                                                               622,753           422,753
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $82,525 ($0 in 1993) and net of
     deferred Federal income tax benefit of $64,425 ($1,583 expense in 1993)               (119,668)            6,747
   Retained earnings                                                                      1,401,579         1,217,853
                                                                                        -----------        ----------
                                                                                          1,908,479         1,651,168
                                                                                        -----------        ----------
Commitments and contingencies (notes 9 and 16)                                          $31,112,133        25,406,361
                                                                                        ===========        ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                            1994             1993             1992
                                                                         ----------       ----------       ----------
Revenues (note 17):
   Traditional life insurance premiums                                   $  209,538          215,715          226,888
   Accident and health insurance premiums                                   324,524          312,655          430,009
   Universal life and investment product policy charges                     239,021          188,057          148,464
   Net investment income (note 5)                                         1,289,501        1,204,426        1,120,157
   Net ceded commissions from disposition of credit life and
     credit accident and health business (note 12)                                -                -           27,115
   Realized gains (losses) on investments (notes 5 and 14)                  (16,384)         113,673          (19,315)
                                                                         ----------        ---------        ---------
                                                                          2,046,200        2,034,526        1,933,318
                                                                         ----------        ---------        ---------
Benefits and expenses:
   Benefits and claims                                                    1,279,763        1,236,906        1,319,735
   Provision for policyholders' dividends on participating
     policies (note 13)                                                      46,061           53,189           61,834
  Amortization of deferred policy acquisition costs                          94,744          102,134           99,197
  Other operating costs and expenses                                        352,402          329,396          321,993
                                                                         ----------        ---------        ---------
                                                                          1,772,970        1,721,625        1,802,759
                                                                         ----------        ---------        ---------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                      273,230          312,901          130,559
                                                                         ----------        ---------        ---------

Federal income tax (note 7):
   Current expense                                                           79,847           75,124           47,402
   Deferred expense (benefit)                                                 9,657           31,634          (13,660)
                                                                         ----------        ---------        ---------
                                                                             89,504          106,758           33,742
                                                                         ----------        ---------        ---------

          Income before cumulative effect of changes in
            accounting principles                                           183,726          206,143           96,817

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                            -            5,365                -
                                                                         ----------        ---------        ---------
          Net income                                                     $  183,726          211,508           96,817
                                                                         ==========        =========        =========



         See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                          Unrealized
                                                                        gains (losses)
                                                        Paid-in         on securities                            Total
                                         Capital       additional       available-for-        Retained       shareholder's
                                          shares         capital           sale, net          earnings          equity
                                        ---------      -----------      ---------------      ----------      -------------
1992:
   Balance, beginning of year             $3,815         311,753              96,048         933,179          1,344,795
   Dividends paid to shareholder               -               -                   -          (5,846)            (5,846)
   Net income                                  -               -                   -          96,817             96,817
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -              (5,524)              -             (5,524)
                                          ------         -------            --------       ---------          ---------
   Balance, end of year                   $3,815         311,753              90,524       1,024,150          1,430,242
                                          ======         =======            ========       =========          =========

1993:
   Balance, beginning of year              3,815         311,753              90,524       1,024,150          1,430,242
   Capital contributions                       -         111,000                   -               -            111,000
   Dividends paid to shareholder               -               -                   -         (17,805)           (17,805)
   Net income                                  -               -                   -         211,508            211,508
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -             (83,777)              -            (83,777)
                                          ------         -------            --------       ---------          ---------
   Balance, end of year                   $3,815         422,753               6,747       1,217,853          1,651,168
                                          ======         =======            ========       =========          =========

1994:
   Balance, beginning of year              3,815         422,753               6,747       1,217,853          1,651,168
   Capital contribution                        -         200,000                   -               -            200,000
   Net income                                  -               -                   -         183,726            183,726
   Adjustment for change in
     accounting for certain
     investments in debt and
     equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)               -               -             216,915               -            216,915
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                        -               -            (343,330)              -           (343,330)
                                          ------         -------            --------       ---------          ---------
  Balance, end of year                    $3,815         622,753            (119,668)      1,401,579          1,908,479
                                          ======         =======            ========       =========          =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                              1994             1993             1992
                                                                           ----------       ----------       ----------
Cash flows from operating activities:
  Net income                                                               $  183,726          211,508           96,817
  Adjustments to reconcile net income to net cash provided by operating activities:
      Capitalization of deferred policy acquisition costs                    (264,434)        (191,994)        (177,928)
      Amortization of deferred policy acquisition costs                        94,744          102,134           99,197
      Amortization and depreciation                                             6,207           11,156            5,607
      Realized losses (gains) on invested assets, net                          15,949         (113,648)          19,092
      Deferred Federal income tax benefit                                      (2,166)          (6,006)         (13,105)
      Increase in accrued investment income                                   (29,654)         (4,218)          (11,518)
      (Increase) decrease in other assets                                    (112,566)        (549,277)           6,132
      Increase in policyholder account balances                             1,038,641          509,370           19,087
      Increase in policyholders' dividend accumulations                        15,372           17,316           18,708
      Increase (decrease) in accrued Federal income tax payable                   832           16,838          (15,723)
      Increase in other liabilities                                            17,826           26,958           73,512
      Other, net                                                              (19,303)         (11,745)         (10,586)
                                                                           ----------       ----------       ----------
        Net cash provided by operating activities                             945,174           18,392          109,292
                                                                           ----------       ----------       ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     579,067                -                -
  Proceeds from sale of securities available-for-sale                         247,876          247,502           27,844
  Proceeds from maturity of fixed maturities held-to-maturity                 516,003        1,192,093        1,030,397
  Proceeds from sale of fixed maturities                                            -           33,959          123,422
  Proceeds from repayments of mortgage loans on real estate                   220,744          146,047          259,659
  Proceeds from sale of real estate                                            46,713           23,587           22,682
  Proceeds from repayments of policy loans and
     sale of other invested assets                                            134,998           59,643           99,189
  Cost of securities available-for-sale acquired                           (2,569,672)         (12,550)         (12,718)
  Cost of fixed maturities held-to-maturity acquired                         (675,835)      (2,016,831)      (2,687,975)
  Cost of mortgage loans on real estate acquired                             (627,025)        (475,336)        (654,403)
  Cost of real estate acquired                                                (15,962)          (8,827)        (137,843)
  Policy loans issued and other invested assets acquired                     (118,012)         (76,491)         (97,491)
                                                                           ----------       ----------       ----------
      Net cash used in investing activities                                (2,261,105)        (887,204)      (2,027,620)
                                                                           ----------       ----------       ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                         200,000          111,000                -
  Dividends paid to shareholder                                                     -          (17,805)          (5,846)
  Increase in universal life and investment product account balances        3,640,958        2,249,740        2,468,236
  Decrease in universal life and investment product account balances       (2,449,580)      (1,458,504)        (575,180)
                                                                           ----------       ----------       ----------
      Net cash provided by financing activities                             1,391,378          884,431        1,887,210
                                                                           ----------       ----------       ----------

Net increase (decrease) in cash and cash equivalents                           75,447           15,619          (31,118)

Cash and cash equivalents, beginning of year                                   63,632           48,013           79,131
                                                                           ----------       ----------       ----------
Cash and cash equivalents, end of year                                     $  139,079           63,632           48,013
                                                                           ==========       ==========       ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                   Notes to Consolidated Financial Statements
                        December 31, 1994, 1993 and 1992
                                (000 s omitted)

(1)     Organization and Description of Business

        Nationwide Life Insurance Company (NLIC) is a wholly-owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Financial Horizons Life Insurance Company (FHLIC), West Coast Life Insurance Company (WCLIC), National Casualty Company and subsidiaries (NCC), Nationwide Financial Services, Inc. (NFS), and effective December 31, 1994, Employers Life Insurance Company of Wausau and subsidiary (ELICW). NLIC and its subsidiaries are collectively referred to as "the Company".

        NLIC, FHLIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)     Summary of Significant Accounting Policies

        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (a) Consolidation Policy

                     The December 31, 1994, 1993 and 1992 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries FHLIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 14. All significant intercompany balances and transactions have been eliminated.

                 (b) Valuation of Investments and Related Gains and Losses

                     Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold those securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

                     In May 1993, the Financial Accounting Standards Board
                     (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING
                     STANDARDS NO. 115 - Accounting for Certain Investments in Debt and Equity Securities (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on consolidated net income. See note 3 regarding the effect on consolidated shareholder's equity.

                     Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to
                     derive a new cost basis.   Real estate is carried at
                     cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                     In May, 1993, the FASB issued Statement of Financial Accounting Standards No. 114 - Accounting by Creditors for Impairment of a Loan (SFAS 114). SFAS 114, which was amended by Statement of Financial Accounting Standards No. 118 - Accounting by Creditors for Impairment of a Loan - Income Recognition and
                     Disclosure in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the consolidated financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (c) Revenues and Benefits

                     Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                     Universal Life and Investment Products: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

                     Accident and Health Insurance: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                 (d) Deferred Policy Acquisition Costs

                     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(b).

                 (e) Separate Accounts

                     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                 (f) Future Policy Benefits

                     Future policy benefits for traditional life and individual health policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

                     Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                     Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

                 (g) Participating Business

                     Participating business represents approximately 45%
                     (48% in 1993 and 1992) of the Company's ordinary life insurance in force, 72% (72% in 1993; 71% in 1992)
                     of the number of policies in force, and 41% (45% in 1993 and 1992) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

                     Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 13.

                 (h) Federal Income Tax

                     NLIC, FHLIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company
                     (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company.
                     Beginning in 1995, ELICW will file a separate Federal income tax return.

                     In 1993, the Company adopted Statement of Financial Accounting Standards No. 109 - Accounting for Income Taxes, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
                     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

                     Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

                     The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

                 (i) Reinsurance Ceded

                     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                 (j) Cash Equivalents

                     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                 (k) Reclassification

                     Certain items in the 1993 and 1992 consolidated financial statements have been reclassified to conform to the 1994 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(3)     Changes in Accounting Principles

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(b). As of January 1, 1994, the company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
              securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                         (97,177)
           Deferred Federal income tax                                            (116,800)
                                                                                 ---------
                                                                                 $ 216,915
                                                                                 =========

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7)              $ 26,344
           Accrual method of recognizing postretirement benefits other
              than pensions (net of tax benefit of $11,296), (note 11)             (20,979)
                                                                                  --------
                  Net cumulative effect of changes in accounting principles       $  5,365
                                                                                  ========

(4)     Basis of Presentation

        The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and FHLIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio, California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

        The following reconciles the statutory net income of NLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                                     1994           1993            1992
                                                                                   --------        -------         -------
           Statutory net income                                                    $ 76,532        185,943          33,812
           Adjustments to restate to the basis of GAAP:
                 Consolidating statutory net income of subsidiaries                  14,350         19,545          21,519
                 Increase in deferred policy acquisition costs, net                 167,166         89,860          78,731
                 Future policy benefits                                             (76,310)       (70,640)        (63,355)
                 Deferred Federal income tax (expense) benefit                       (9,657)       (31,634)         13,660
                 Equity in earnings of affiliates                                     1,013          7,121           4,618
                 Valuation allowances and other than temporary
                   declines accounted for directly in surplus                         6,275         (6,638)          3,402
                 Interest maintenance reserve                                        (7,332)        13,754           7,588
                 Cumulative effect of changes in accounting principles,
                   net of tax                                                             -          5,365               -
                 Other, net                                                          11,689         (1,168)         (3,158)
                                                                                   --------        -------         -------
                    Net income per accompanying consolidated
                       statements of income                                        $183,726        211,508          96,817
                                                                                   ========        =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The following reconciles the statutory capital shares and surplus of NLIC as reported to regulatory authorities to the shareholder's equity as shown in the accompanying consolidated financial statements:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Statutory capital shares and surplus                                    $1,262,861        992,631        647,307
           Add (deduct) cumulative effect of adjustments:
                 Deferred policy acquisition costs                                  1,064,159        811,944        722,084
                 Nonadmitted assets and furniture and equipment charged to
                   income in the year of acquisition, net of accumulated
                   depreciation                                                        16,120         22,573         15,712
                 Asset valuation reserve                                              153,387        105,596        138,727
                 Interest maintenance reserve                                          18,843         21,069          7,315
                 Future policy benefits                                              (310,302)      (238,231)      (167,591)
                 Deferred Federal income tax, including effect of changes in
                   accounting principles in 1993                                       36,515        (31,659)       (82,724)
                 Cumulative effect of change in accounting principles for
                   postretirement benefits other than pensions, gross                       -        (32,275)             -
                 Difference between amortized cost and fair value of fixed
                  maturity securities available-for-sale, gross                      (272,959)             -              -
                 Other, net                                                           (60,145)          (480)       149,412
                                                                                   ----------      ---------      ---------
                     Shareholder's equity per accompanying consolidated
                        balance sheets                                             $1,908,479      1,651,168      1,430,242
                                                                                   ==========      =========      =========

(5)     Investments

        An analysis of investment income by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Gross investment income:
               Securities available-for-sale:
                 Fixed maturities                                                  $  674,346              -              -
                 Equity securities                                                        550          7,230          6,949
               Fixed maturities held-to-maturity                                      193,009        800,255        754,876
               Mortgage loans on real estate                                          376,783        364,810        334,769
               Real estate                                                             40,280         39,684         27,410
               Short-term                                                               6,990          5,080          7,298
               Other                                                                   42,831         33,832         30,717
                                                                                   ----------      ---------      ---------
                     Total investment income                                        1,334,789      1,250,891      1,162,019
           Less investment expenses                                                    45,288         46,465         41,862
                                                                                   ----------      ---------      ---------
                     Net investment income                                         $1,289,501      1,204,426      1,120,157
                                                                                   ==========      =========      =========


        An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Securities available-for-sale:
              Fixed maturities                                                    $  (703,851)             -              -
              Equity securities                                                        (1,990)      (128,837)        (9,195)
           Fixed maturities held-to-maturity                                         (421,427)       223,392         17,774
                                                                                  -----------       --------         ------
                                                                                  $(1,127,268)        94,555          8,579
                                                                                  ===========       ========         ======


               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:

                                                                     1994            1993           1992
                                                                 -----------       --------       --------
           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                   $(13,720)             -              -
                Equity securities                                     1,427        129,728          7,215
             Fixed maturities                                             -         21,159         13,399
             Mortgage loans on real estate                          (16,130)       (17,763)       (30,334)
             Real estate and other                                    5,765        (12,813)       (12,997)
                                                                   --------        -------        -------
                                                                    (22,658)       120,311        (22,717)
                                                                   --------        -------        -------


           Valuation allowances:
             Securities available-for-sale:
                Fixed maturities                                      6,600              -              -
             Fixed maturities                                             -           (934)         1,792
             Mortgage loans on real estate                           (4,332)       (10,478)        (5,969)
             Real estate and other                                    4,006          4,774          7,579
                                                                   --------        -------        -------
                                                                      6,274         (6,638)         3,402
                                                                   --------        -------        -------
                                                                   $(16,384)       113,673        (19,315)
                                                                   ========        =======        =======

        The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                                     Gross          Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
          Securities available-for-sale
            Fixed maturities:
              US Treasury securities and obligations of US
                government corporations and agencies              $  393,156           1,794         (18,941)         376,009
              Obligations of states and political
                subdivisions                                           2,202              55             (21)           2,236
              Debt securities issued by foreign governments          177,910             872          (9,205)         169,577
              Corporate securities                                 4,201,738          50,405        (128,698)       4,123,445
              Mortgage-backed securities                           3,543,859          18,125        (187,345)       3,374,639
                                                                  ----------          ------        --------        ---------
                  Total fixed maturities                           8,318,865          71,251        (344,210)       8,045,906
            Equity securities                                         18,373           6,636            (296)          24,713
                                                                  ----------          ------        --------        ---------
                                                                  $8,337,238          77,887        (344,506)       8,070,619
                                                                  ==========          ======        ========        =========

          Fixed maturity securities held-to-maturity
              Obligations of states and political
                subdivisions                                      $   11,613              92            (255)          11,450
              Debt securities issued by foreign governments           16,131             111             (39)          16,203
              Corporate securities                                 3,661,043          34,180        (120,566)       3,574,657
                                                                  ----------          ------        --------        ---------
                                                                  $3,688,787          34,383        (120,860)       3,602,310
                                                                  ==========          ======        ========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amortized cost and estimated fair value of investments of fixed maturity securities were as follows as of December 31, 1993:

                                                                                     Gross          Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
               US Treasury securities and obligations of US
                 government corporations and agencies            $   287,738          18,204          (392)           305,550
               Obligations of states and political
                 subdivisions                                         16,519           2,700            (5)            19,214
               Debt securities issued by foreign governments         137,092           7,719        (1,213)           143,598
               Corporate securities                                6,819,355         647,778       (15,648)         7,451,485
               Mortgage-backed securities                          2,860,274         121,721       (15,022)         2,966,973
                                                                 -----------         -------       --------        ----------
                                                                 $10,120,978         798,122       (32,280)        10,886,820
                                                                 ===========         =======       ========        ==========

        As of December 31, 1993 the net unrealized gain on equity securities, before providing for deferred Federal income tax, was $8,330, comprised of gross unrealized gains of $8,345 and gross unrealized losses of $15.

        The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Amortized          Estimated
                                                                        cost            fair value
                                                                     ----------         -----------
           Fixed maturity securities available-for-sale
           Due in one year or less                                   $  294,779            294,778
           Due after one year through five years                      2,553,825          2,490,886
           Due after five years through ten years                     1,382,311          1,327,089
           Due after ten years                                          544,091            558,514
                                                                     ----------          ---------
                                                                      4,775,006          4,671,267
           Mortgage-backed securities                                 3,543,859          3,374,639
                                                                     ----------          ---------
                                                                     $8,318,865          8,045,906
                                                                     ==========          =========

           Fixed maturity securities held-to-maturity
           Due in one year or less                                   $  333,517            333,000
           Due after one year through five years                      1,953,179          1,942,260
           Due after five years through ten years                     1,080,069          1,013,083
           Due after ten years                                          322,022            313,967
                                                                     ----------          ---------
                                                                     $3,688,787          3,602,310
                                                                     ==========          =========

        Proceeds from the sale of securities available-for-sale during 1994 were $247,876, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959 ($123,422 during 1992). Gross gains of $3,406 ($2,413 in 1993 and $3,194 in 1992) and gross losses of $21,866 ($39 in 1993 and $513 in 1992) were realized on those sales.

        Investments that were non-income producing for the twelve month period preceding December 31, 1994 amounted to $11,513 ($13,158 for 1993) and consisted of $11,111 ($10,907 in 1993) in real estate and $402 ($2,251 in 1993) in other long-term investments.

        Real estate is presented at cost less accumulated depreciation of $29,275 in 1994 ($24,717 in 1993) and valuation allowances of $27,330 in 1994 ($31,357 in 1993). Other valuation allowances are $0 in 1994 ($6,680 in 1993) on fixed maturities and $47,892 in 1994 ($42,350 in
        1993) on mortgage loans on real estate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $37,187 in 1994 ($39,281 in 1993) and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878 ($24,658 as of December 31, 1993), which approximates fair value.

        Investments with an amortized cost of $11,137 and $11,383 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.

(6)     Future Policy Benefits and Claims

        The liability for future policy benefits for traditional life and individual health policies has been established based upon the following assumptions:

           Interest rates:  Interest rates vary as follows:

                  Year of issue                                   Life                                     Health
                  -------------                                   ----                                     ------
                  1994                7.2 %, not graded - permanent contracts with loan provisions;         5.0%
                                      6.0%, not graded - all other contracts
                  1984-1993           7.4% to 10.5%, not graded                                             5.0% to 6%
                  1966-1983           6% to 8.1%, graded over 20 years to 4% to 6.6%                        3.5% to 6%
                  1965 and prior      generally lower than post 1965 issues                                 3.5% to 4%

           Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

           Mortality: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

        The liability for future policy benefits for investment contracts (approximately 81% and 80% of the total liability for future policy benefits as of December 31, 1994 and 1993, respectively) has been established based on policy term, interest rates and various contract provisions. The average interest rate credited on investment product policies was 6.5%, 7.0% and 7.5% for the years ended December 31, 1994, 1993 and 1992, respectively.

        Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

        Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                  1994           1993           1992
                                                                --------        -------        -------
           Balance as of January 1                              $591,258        760,312        672,581
              Less reinsurance recoverables                      429,798        547,786        445,934
                                                                --------        -------        -------
                    Net balance as of January 1                  161,460        212,526        226,647
                                                                --------        -------        -------
           Incurred related to:
              Current year                                       273,299        309,721        360,545
              Prior years                                        (26,156)       (26,248)       (17,433)
                                                                --------        -------        -------
                 Total incurred                                  247,143        283,473        343,112
                                                                --------        -------        -------
           Paid related to:
              Current year                                       175,700        208,978        226,886
              Prior years                                         73,889        125,561        130,347
                                                                --------        -------        -------
                 Total paid                                      249,589        334,539        357,233
                                                                --------        -------        -------
           Unpaid claims of ELICW (note 14)                       40,223              -              -
                                                                --------        -------        -------
                    Net balance as of December 31                199,237        161,460        212,526

              Plus reinsurance recoverables                      457,694        429,798        547,786
                                                                --------        -------        -------
           Balance as of December 31                            $656,931        591,258        760,312
                                                                ========        =======        =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        As a result of changes in estimates for insured events of prior years, the provision for claims and claim adjustment expenses decreased in each of the three years ended December 31, 1994 due to lower-than-anticipated costs to settle accident and health claims.

(7)     Federal Income Tax

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $35,344 as of December 31, 1994.

        The Company adopted Statement Of Financial Accounting Standards No. 109 - Accounting For Income Taxes (SFAS 109), as of January 1, 1993. See note 3. The 1992 consolidated financial statements have not been restated to apply the provisions of SFAS 109.

        The significant components of deferred income tax expense for the years ended December 31 are as follows:

                                                                       1994           1993
                                                                      ------         ------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $9,657         29,930
           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws
              and rates                                                    -          1,704
                                                                      ------         ------
                                                                      $9,657         31,634
                                                                      ======         ======

        For the year ended December 31, 1992, the deferred income tax benefit results from timing differences in the recognition of income and expense for income tax and financial reporting purposes.
        The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $16,457) and reserves for future policy benefits (deferred benefit of $32,045).

        Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:


                                                                1994                      1993                     1992
                                                         ------------------        ------------------        ----------------
                                                          Amount        %           Amount        %           Amount      %
                                                         -------       ----        --------      ----        -------     ----
           Computed (expected) tax expense               $95,631       35.0        $109,515      35.0        $44,390     34.0
           Tax exempt interest and dividends
              received deduction                            (194)      (0.1)         (2,322)     (0.7)        (4,172)    (3.2)
           Current year increase in U.S. Federal
              income tax rate                                  -          -           1,704       0.5              -        -
           Real estate valuation allowance
              adjustment                                       -          -               -         -         (3,463)    (2.7)
           Other, net                                     (5,933)      (2.1)         (2,139)     (0.7)        (3,013)    (2.3)
                                                         -------       ----        --------      ----        -------     ----
                 Total (effective rate of each
                   year)                                 $89,504       32.8        $106,758      34.1        $33,742     25.8
                                                         =======       ====        ========      ====        =======     ====

        Total Federal income tax paid was $87,576, $58,286 and $63,124 during the years ended December 31, 1994, 1993 and 1992, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1994 and 1993 are as follows:

                                                                              1994            1993
                                                                            --------        ---------
           Deferred tax assets:
              Future policy benefits                                        $124,044          129,995
              Fixed maturity securities available-for-sale                    95,536                -
              Liabilities in Separate Accounts                                94,783           64,722
              Mortgage loans on real estate and real estate                   25,632           24,020
              Other policyholder funds                                         7,137            7,759
              Other assets and other liabilities                              57,528           41,390
                                                                            --------          -------
                Total gross deferred tax assets                              404,660          267,886
                                                                            --------          -------


           Deferred tax liabilities:
              Deferred policy acquisition costs                              317,224          243,731
              Fixed maturities, equity securities and other
                 long-term investments                                         3,620           11,137
              Other                                                           47,301           44,677
                                                                            --------          -------
                Total gross deferred tax liabilities                         368,145          299,545
                                                                            --------          -------
                      Net deferred tax asset (liability)                    $ 36,515          (31,659)
                                                                            ========          =======

        The Company has determined that valuation  allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible
        amounts.   All future deductible amounts can be offset by future
        taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)     Disclosures about Fair Value of Financial Instruments

        Statement Of Financial Accounting Standards No. 107 - Disclosures About Fair Value Of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

        The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

           Cash, Short-Term Investments And Policy Loans: The carrying amount reported in the balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


           Investment Securities: Fair value for fixed maturity securities is based on quoted market prices, where available.
           For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

           Separate Account Assets And Liabilities: The fair value of assets held in Separate Accounts is based on quoted market prices.
           The fair value of liabilities related to Separate Accounts is the amount payable on demand.

           Mortgage Loans On Real Estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

           Investment Contracts: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

           Policy Reserves On Insurance Contracts: Included are disclosures for individual life, universal life and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

           Policyholders Dividend Accumulations And Other Policyholder
           Funds: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

        Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:

                                                                  1994                             1993
                                                      ----------------------------      ----------------------------
                                                       Carrying         Estimated        Carrying         Estimated
                                                        amount         fair value         amount         fair value
                                                      -----------      -----------      -----------      -----------
        ASSETS

        Investments:
          Securities available-for-sale:
            Fixed maturities                          $ 8,045,906        8,045,906                -                -
            Equity securities                              24,713           24,713           16,593           16,593
          Fixed maturities held-to-maturity             3,688,787        3,602,310       10,120,978       10,886,820
          Mortgage loans on real estate                 4,222,284        4,173,284        3,871,560        4,175,271
          Policy loans                                    340,491          340,491          315,898          315,898
          Short-term investments                          131,643          131,643           41,797           41,797
        Cash                                                7,436            7,436           21,835           21,835
        Assets held in Separate Accounts               12,222,461       12,222,461        9,006,388        9,006,388

        LIABILITIES

        Investment contracts                           12,189,894       11,657,556       10,332,661       10,117,288
        Policy reserves on insurance contracts          3,170,085        2,934,384        2,945,120        2,873,503
        Policyholders' dividend accumulations             338,058          338,058          322,686          322,686
        Other policyholder funds                           72,770           72,770           71,959           71,959
        Liabilities related to Separate Accounts       12,222,461       11,807,331        9,006,388        8,714,586


               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(9)     Additional Financial Instruments Disclosures

        Financial Instruments With Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

        Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243,200 extending into 1995 were outstanding as of December 31, 1994.

        Significant Concentrations Of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1993) in any geographic area and no more than 2%
        (2% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

                                                                                                 Apartment
                                                Office            Warehouse       Retail          & other           Total
                                               --------           ---------      ---------       ---------        ----------
             1994:
               East North Central              $109,233            103,499         540,686         191,489           944,907
               East South Central                24,298             10,803         127,845          76,897           239,843
               Mountain                           3,150             13,770         140,358          39,682           196,960
               Middle Atlantic                   61,299             53,285         140,847          30,111           285,542
               New England                       10,536             43,282         139,131               4           192,953
               Pacific                          195,393            210,930         397,911          68,768           873,002
               South Atlantic                    87,150             81,576         424,150         210,354           803,230
               West North Central               127,760             11,766          80,854           4,738           225,118
               West South Central                51,013             84,796         184,923         194,788           515,520
                                               --------            -------       ---------         -------        ----------
                                               $669,832            613,707       2,176,705         816,831         4,277,075
                                               ========            =======       =========         =======
                  Less valuation allowances and unamortized discount                                                  54,791
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $4,222,284
                                                                                                                  ==========
             1993:
               East North Central              $109,208           108,478          470,755         158,964           847,405
               East South Central                27,562             1,460          117,341          69,991           216,354
               Mountain                           3,228             4,742          105,560          23,065           136,595
               Middle Atlantic                   56,664            52,766          132,821          15,414           257,665
               New England                       10,565            48,398          142,530               8           201,501
               Pacific                          174,409           185,116          389,428          65,497           814,450
               South Atlantic                   112,640            58,165          391,102         238,337           800,244
               West North Central               104,933            13,458           78,408           3,917           200,716
               West South Central                50,955            47,103          183,420         161,033           442,511
                                               --------           -------        ---------         -------        ----------
                                               $650,164           519,686        2,011,365         736,226         3,917,441
                                               ========           =======        =========         =======
                  Less valuation allowances and unamortized discount                                                  45,881
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $3,871,560
                                                                                                                  ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(10)    Pension Plan

        NLIC, FHLIC, WCLIC, NCC, and NFS participate together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

        Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $10,451, $6,702 and
        $4,613, respectively.

        The Company's net accrued pension expense as of December 31, 1994 and 1993 was $1,836 and $1,472, respectively.

        The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                       1994             1993             1992
                                                                     --------         --------         --------
            Service cost (benefits earned during the period)          $64,740           47,694           44,343
            Interest cost on projected benefit obligation              73,951           70,543           68,215
            Actual return on plan assets                              (21,495)        (105,002)         (62,307)
            Net amortization and deferral                             (62,150)          20,832          (24,281)
                                                                      -------         --------          -------
               Net periodic pension cost                              $55,046           34,067           25,970
                                                                      =======         ========          =======

        Basis for measurements, net periodic pension cost:

            Weighted average discount rate                               5.75%           6.75%            7.25%
            Rate of increase in future compensation levels               4.50%           4.75%            5.25%
            Expected long-term rate of return on plan assets             7.00%           7.50%            8.00%

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                1994             1993
                                                                             ----------       ----------
                     Accumulated benefit obligation:
                        Vested                                               $  914,850          972,475
                        Nonvested                                                 7,570           10,227
                                                                             ----------        ---------
                                                                             $  922,420          982,702
                                                                             ==========        =========
                     Projected benefit obligation for
                        services rendered to date                             1,305,547        1,292,477
                     Plan assets at fair value                                1,241,771        1,208,007
                                                                             ----------        ---------
                     Plan assets less than projected benefit
                        obligation                                              (63,776)         (84,470)
                     Unrecognized prior service cost                             46,201           49,551
                     Unrecognized net losses                                     39,408           55,936
                     Unrecognized net assets at January 1, 1987                 (21,994)         (24,146)
                                                                             ----------        ---------
                          Net accrued pension expense                        $     (161)          (3,129)
                                                                             ==========        =========

                 Basis for measurements, funded status of plan:

                     Weighted average discount rate                               7.50%            5.75%
                     Rate of increase in future compensation levels               6.75%            4.50%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(11)    Postretirement Benefits Other Than Pensions

        In addition to the defined benefit pension plan, NLIC, FHLIC, WCLIC, NCC and NFS participate with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

        Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

        The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the consolidated statement of income as a
        cumulative effect of a change in accounting principle.   See note 3.
        The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Net periodic postretirement benefit cost for 1994 was $4,627. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $36,001 and $35,277, respectively.

        Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                             1994             1993
                                                                                          ---------        ---------
           Accumulated postretirement benefit obligation:
              Retirees                                                                    $  76,677           90,312
              Fully eligible, active plan participants                                       22,013           24,833
              Other active plan participants                                                 59,089           84,103
                                                                                          ---------         --------
                 Accumulated postretirement benefit obligation                              157,779          199,248
              Plan assets at fair value                                                      49,012                -
                                                                                          ---------         --------
                 Plan assets less than accumulated postretirement benefit
                   obligation                                                              (108,767)        (199,248)
              Unrecognized net (gains) losses                                               (41,497)          15,128
                                                                                          ---------         --------
                 Accrued postretirement benefit obligation                                $(150,264)        (184,120)
                                                                                          =========         ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                                   1994            1993
                                                                                                 -------         -------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year             $ 8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                      14,011           13,928
              Actual return on plan assets                                                        (1,622)               -
              Net amortization and deferral                                                        1,622                -
                                                                                                 -------           ------
                 Net periodic postretirement benefit cost                                        $22,597           21,018
                                                                                                 =======           ======

        The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)    Portfolio Transfer of Credit Life and Credit Accident and Health

        On March 13, 1992, WCLIC entered into an assignment and assumption agreement with American Bankers Life Assurance Company of Florida (ABLAC) under which ABLAC assumed, by portfolio transfer, substantially all of WCLIC's credit life and accident and health policies in force as of January 1, 1992. A pre-tax loss of approximately $15,000 was recognized from this transaction in 1992. The loss represents approximately $34,000 of amortization of deferred policy acquisition costs, less approximately $27,000 in ceded commissions earned, plus death benefits incurred and other expenses. Under the terms defined in the assignment and assumption agreement, WCLIC is contingently liable for adverse development of claims activity up to a defined limit. As of December 31, 1994, WCLIC has provided for a contingent liability based on the development of claims experience through December 31, 1994. As of December 31, 1993, WCLIC had provided for the maximum contingent liability in the absence of conclusive claims experience development.

(13)    Regulatory Risk-Based Capital, Retained Earnings and Dividend
        Restrictions

        Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

        In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
        (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, at the year-end shall inure to the benefit of the shareholders. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

        In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

        The amount of shareholder's equity other than capital shares was $1,904,664, $1,647,353, and $1,426,427 as of December 31,
        1994, 1993 and 1992, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions and to adjustments relating to GAAP was $929,934, $954,037 and $841,583 as of December 31, 1994, 1993 and 1992,
        respectively.

        Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department of Insurance of the State of Ohio is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $1,707,110, of shareholder's equity, as presented in the accompanying consolidated financial statements, is restricted as to dividend payments in 1995.

        California law limits the payment of dividends to shareholders of WCLIC. The maximum dividend that may be paid by WCLIC without prior approval of the Commissioner of the State of California Department of Insurance is limited to the greater of WCLIC's statutory net income of the preceding calendar year or 10% of WCLIC's statutory shareholder's surplus as of the prior December 31. Therefore, $126,489 of WCLIC's shareholder's equity is restricted as to dividend payments in 1995.

        Wisconsin law limits the payment of dividends to shareholders of ELICW. The maximum dividend that may be paid by ELICW without prior approval of the Commissioner of the State of Wisconsin is limited to the greater of ELICW's statutory net income of the preceding calendar year or 10% of ELICW s statutory surplus as of the prior December 31, Therefore, $135,369 of ELICW's shareholder's equity is restricted as to dividend payments in 1995.

        Michigan law limits the payment of dividends to shareholders of NCC. The maximum dividend that may be paid by NCC without prior approval of the Commissioner of the State of Michigan Bureau of Insurance is limited to the greater of NCC's statutory net income, not including realized capital gains, of the preceding calendar year or 10% of NCC's statutory shareholder's surplus as of the prior December 31. Therefore, $66,564 of NCC's shareholder's equity is restricted as to dividend payments in 1995. In addition, prior approval is not required for a dividend which does not increase gross leverage to a point in excess of the United States consolidated industry average for the most recent available year.

(14)    Transactions With Affiliates

        Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for an amount approximating $165,000, subject to specified adjustments, if any, subsequent to year end. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. An accrual approximating $10,000 is reflected in the accompanying consolidated balance sheet. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

        The deferred compensation annuity line of business of the Company is primarily sold through Public Employees Benefit Services Corporation (PEBSCO). The Company paid PEBSCO commissions and administrative fees of $26,699, $22,681 and $20,146 in 1994, 1993 and
        1992, respectively.  PEBSCO is a wholly owned subsidiary of Corp.

        The Company and NEA Valuebuilder Investor Services, Inc. (NEAVIS) have contracted with the National Education Association (NEA) to provide individual annuity contracts to be marketed exclusively to members of the NEA. The Company paid NEAVIS a marketing development fee of $11,095, $9,229 and $6,426 in 1994, 1993 and 1992, respectively.
        NEAVIS is a wholly owned subsidiary of Corp.

        The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1994 and 1993 were not material.

        During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

        Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and
        ELICW as of December 31, 1994. These contracts are immaterial to the consolidated financial statements.

        NCC participates in several 100% quota share reinsurance agreements with NMIC. NCC serves as the licensed insurer as required for an affiliated excess and surplus lines company and cedes 100% of direct written premiums to NMIC. In 1989, NCC transferred 100% of assets and unearned premiums and loss reserves related to a discontinued block of assumed reinsurance to NMIC (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). Effective January 1, 1993, NCC entered into a 100% quota share reinsurance agreement to cede to NMIC 100% of all written premiums not subject to any other reinsurance agreements.

        As a result of these agreements, and in accordance with Statement of Financial Accounting Standards No. 113 - Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, the following amounts are included in the consolidated financial statements as of December 31, 1994 and 1993 for reinsurance ceded:

                                                                    1994             1993
                                                                  --------         --------
           Reinsurance recoverable                                $575,721          533,401
           Unearned premium reserves                              (118,092)        (102,644)
           Loss and claim reserves                                (371,974)        (352,303)
           Loss and expense reserves                               (85,655)         (78,454)
                                                                  --------         --------
                                                                  $      0                0
                                                                  ========         ========

        The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

        The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash
        Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $92,531 and $28,683 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(15)    Bank Lines of Credit

        As of December 31, 1994 and 1993, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization. Additionally, NFS had $27,000 of confirmed but unused bank lines of credit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



(16)    Contingencies

        The  Company is a defendant in various lawsuits.   In the
        opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(17)    Major Lines of Business

        The Company operates in the life and accident and health lines of business in the life insurance and property and casualty insurance industries. Life insurance operations include whole life, universal life, variable universal life, endowment and term life insurance and annuity contracts issued to individuals and groups. Accident and health operations also provide coverage to individuals and groups.

        The following table summarizes the revenues and income before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994              1993             1992
                                                                              -----------       ----------       ----------
            Revenues:
                 Life insurance                                               $ 1,577,809        1,479,956        1,406,417
                 Accident and health                                              345,544          339,764          475,290
                 Investment income allocated to capital and surplus               122,847          214,806           51,611
                                                                              -----------       ----------       ----------
                      Total                                                   $ 2,046,200        2,034,526        1,933,318
                                                                              ===========       ==========       ==========
            Income before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                   141,650           83,917           78,627
                 Accident and health                                               13,220           15,043              436
                 Investment income allocated to capital and surplus               118,360          213,941           51,496
                                                                              -----------       ----------       ----------
                      Total                                                   $   273,230          312,901          130,559
                                                                              ===========       ==========       ==========
            Assets:
                 Life insurance                                                28,351,628       22,982,186       19,180,561
                 Accident and health                                              852,026          773,007          343,535
                 Capital and surplus                                            1,908,479        1,651,168        1,430,242
                                                                              -----------       ----------       ----------
                      Total                                                   $31,112,133       25,406,361       20,954,338
                                                                              ===========       ==========       ==========

        Included in life insurance revenues are premiums from certain annuities with life contingencies of $20,134 ($35,341 and $54,066 for the years ended December 31, 1993 and 1992, respectively) as well as universal life and investment product policy charges of $239,021 ($188,057 and $148,464 for the years ended December 31, 1993 and 1992 respectively) for the year ended December 31, 1994.

        Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized gains allocable to policyholders in 1994 were $1,193,292 and $1,775, respectively.

(18)    Subsequent Event

        On January 30, 1995, FHLIC received approval from the Ohio Secretary of State to change its name to Nationwide Life and Annuity Insurance Company.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 7 to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 107 pages.

Representations and Undertakings.

The Signatures.

Accountants' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated April 5, 1995                  An original Power of Attorney dated April 5, 1995 is
                                                              included with Post-Effective Amendment No. 6 to the
                                                              Registration Statement on Form N-4 for the NACo Variable
                                                              Account (File No. 33-33425, 811-5999) and is hereby
                                                              incorporated by reference.

2.     Resolution of the Depositor's Board of Directors       Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,       the Nationwide VLI Separate Account-2 (File No. 811-5311),
       adopted                                                and hereby incorporated herein by reference.

3.     Distribution Contracts                                 Included with the Registration Statement on Form N-8B-2 for the Nationwide VLI Separate Account-2 (File No. 811-5311),
                                                              and hereby incorporated herein by reference.

4.     Form of Security                                       Included with the Registration Statement on Form S-6 for the
                                                              Nationwide VLI Separate Account-2 (File No. 33-42180), and
                                                              hereby incorporated herein by reference.

5.     Articles of Incorporation of Depositor                 Included with the Registration Statement on Form N-8B-2 for the Nationwide VLI Separate Account-2 (File No. 811-5311),
                                                              and hereby incorporated herein by reference.

6.     Application form of Security                           Included with the Registration Statement on Form S-6 for the
                                                              Nationwide VLI Separate Account-2 (File No. 33-42180), and
                                                              hereby incorporated herein by reference.

7.     Opinion of Counsel                                     Included with the Registration Statement on Form S-6 for the
                                                              Nationwide VLI Separate Account-2 (File No. 33-42180), and
                                                              hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 and has duly caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 19th day of October 1995.

                                                                         NATIONWIDE VLI SEPARATE ACCOUNT-2
                                                                         ---------------------------------
                                                                                   (Registrant)
(Seal)                                                                   NATIONWIDE LIFE INSURANCE COMPANY
                                                                         ---------------------------------
Attest:                                                                              (Sponsor)
W. SIDNEY DRUEN                                                      By:          JOSEPH P. RATH
----------------------------------------------------------               ---------------------------------
W. Sidney Druen                                                                   Joseph P. Rath
Assistant Secretary                                                         Vice President and Associate
                                                                                 General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities indicated on the 19th day of October, 1995.

                SIGNATURE                                       TITLE
LEWIS J. ALPHIN                                               Director
--------------------------------------------
Lewis J. Alphin
WILLARD J. ENGEL                                              Director
--------------------------------------------
Willard J. Engel
FRED C. FINNEY                                                Director
--------------------------------------------
Fred C. Finney
PETER F. FRENZER                                      President/Chief Operating
--------------------------------------------            Officer and Director
Peter F. Frenzer
CHARLES L. FUELLGRAF, JR.                                     Director
--------------------------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                                       Chairman of the Board
--------------------------------------------                and Director
Henry S. Holloway
D. RICHARD McFERSON                                    Chief Executive Officer
--------------------------------------------                and Director
D. Richard McFerson
DAVID O. MILLER                                               Director
--------------------------------------------
David O. Miller
C. RAY NOECKER                                                Director
--------------------------------------------
C. Ray Noecker
ROBERT A. OAKLEY                                      Executive Vice President-
--------------------------------------------           Chief Financial Officer
Robert A. Oakley
JAMES F. PATTERSON                                            Director          By:           JOSEPH P. RATH
--------------------------------------------                                         --------------------------------
James F. Patterson                                                                   Joseph P. Rath, Attorney-in-Fact
ROBERT H. RICKEL                                              Director
--------------------------------------------
Robert H. Rickel
ARDEN L. SHISLER                                              Director
--------------------------------------------
Arden L. Shisler
ROBERT L. STEWART                                             Director
--------------------------------------------
Robert L. Stewart
NANCY C. THOMAS                                               Director
--------------------------------------------
Nancy C. Thomas
HAROLD W. WEIHL                                               Director
--------------------------------------------
Harold W. Weihl